UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ICON Consumer Discretionary Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (82.51%)
Auto Parts & Equipment (9.36%)
Adient PLC	7,900	$516,502
Horizon Global Corp.(a)(b)	36,800	528,448
Magna International, Inc.	6,100	282,613
Modine Manufacturing Co.(a)	58,200	963,210
Standard Motor Products, Inc.	6,200	323,764

		2,614,537

Automotive Retail (7.12%)
AutoZone, Inc.(a)	500	285,230
O’Reilly Automotive, Inc.(a)	7,800	1,706,172

		1,991,402

Broadcasting (4.09%)
CBS Corp., Class B	8,600	548,508
Hemisphere Media Group, Inc.(a)	16,000	189,600
Nexstar Media Group, Inc., Class A	6,800	406,640

		1,144,748

Cable & Satellite (4.65%)
Comcast Corp., Class A	33,400	1,299,928

Footwear (2.95%)
NIKE, Inc., Class B	14,000	826,000

Home Improvement Retail (3.85%)
Lowe’s Cos., Inc.	13,900	1,077,667

Homebuilding (8.33%)
Century Communities, Inc.(a)	22,500	558,000
Installed Building Products, Inc.(a)	15,700	831,315
LGI Homes, Inc.(a)(b)	10,600	425,908
PulteGroup, Inc.	21,000	515,130

		2,330,353

Hotels, Resorts & Cruise Lines (2.15%)
Marcus Corp.	4,400	132,880
Norwegian Cruise Line Holdings, Ltd.(a)	5,000	271,450
Royal Caribbean Cruises, Ltd.	1,800	196,614

		600,944

Household Appliances (2.19%)
Whirlpool Corp.	3,200	613,184

Housewares & Specialties (8.36%)
Newell Brands, Inc.	43,600	2,337,832

Hypermarkets & Super Centers (2.97%)
Costco Wholesale Corp.	5,200	831,636

Leisure Facilities (2.88%)
Six Flags Entertainment Corp.	13,500	804,735

	Shares or Principal Amount	Value
Leisure Products (1.65%)
American Outdoor Brands Corp.(a)	20,800	$460,928

Movies & Entertainment (11.60%)
Time Warner, Inc.	7,600	763,116
Twenty-First Century Fox, Inc., Class A	29,000	821,860
Walt Disney Co.	15,600	1,657,500

		3,242,476

Restaurants (0.92%)
Aramark	3,300	135,234
McDonald’s Corp.	800	122,528

		257,762

Specialized Consumer Services (0.66%)
Liberty Tax, Inc.	14,295	185,121

Specialty Stores (4.01%)
Ulta Beauty, Inc.(a)	3,900	1,120,626

Tires & Rubber (4.77%)
Cooper Tire & Rubber Co.	7,800	281,580
Goodyear Tire & Rubber Co.	30,100	1,052,296

		1,333,876

Total Common Stocks
(Cost $22,483,282)		23,073,755

Collateral for Securities on Loan (2.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	721,250	721,250

Total Collateral for Securities on Loan
(Cost $721,250)		721,250

Short-Term Investments (17.72%)
Time Deposits (17.72%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	4,954,025	4,954,025

Total Short-Term Investments
(Cost $4,954,025)		4,954,025

Value
Total Investments (102.81%)
(Cost $28,158,557)	$28,749,030
Liabilities Less Other Assets (-2.81%)	(784,212)

Net Assets (100.00%)	$27,964,818

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

Sector Composition (June 30, 2017) (Unaudited)
Consumer Discretionary	79.54%
Consumer Staples	2.97%

82.51%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Movies & Entertainment	11.60%
Auto Parts & Equipment	9.36%
Housewares & Specialties	8.36%
Homebuilding	8.33%
Automotive Retail	7.12%
Tires & Rubber	4.77%
Cable & Satellite	4.65%
Broadcasting	4.09%
Specialty Stores	4.01%
Home Improvement Retail	3.85%
Hypermarkets & Super Centers	2.97%
Footwear	2.95%
Leisure Facilities	2.88%
Household Appliances	2.19%
Hotels, Resorts & Cruise Lines	2.15%
Leisure Products	1.65%
Other Industries (each less than 1%)	1.58%

82.51%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.73%)
Agricultural Products (2.28%)
Fresh Del Monte Produce, Inc.	13,700	$697,467

Brewers (5.15%)
Molson Coors Brewing Co., Class B	18,200	1,571,388

Distillers & Vintners (9.01%)
Constellation Brands, Inc., Class A	14,200	2,750,966

Drug Retail (10.26%)
CVS Health Corp.	17,900	1,440,234
Walgreens Boots Alliance, Inc.	21,600	1,691,496

		3,131,730

Food Distributors (6.19%)
Sysco Corp.	23,100	1,162,623
US Foods Holding Corp.(a)	26,700	726,774

		1,889,397

Food Retail (2.86%)
Koninklijke Ahold Delhaize NV, Sponsored ADR	21,200	405,768
Kroger Co.	20,000	466,400

		872,168

Household Products (8.37%)
Orchids Paper Products Co.	10,103	130,833
Procter & Gamble Co.	14,200	1,237,530
Spectrum Brands Holdings, Inc.(b)	9,500	1,187,880

		2,556,243

Housewares & Specialties (4.86%)
Newell Brands, Inc.	27,700	1,485,274

Hypermarkets & Super Centers (4.87%)
Costco Wholesale Corp.	9,300	1,487,349

Packaged Foods & Meats (21.51%)
Blue Buffalo Pet Products, Inc.(a)	75,300	1,717,593
Mondelez International, Inc., Class A	33,400	1,442,546
Omega Protein Corp.	17,000	304,300
Pinnacle Foods, Inc.	7,500	445,500
TreeHouse Foods, Inc.(a)(b)	13,200	1,078,308
Tyson Foods, Inc., Class A	25,200	1,578,276

		6,566,523

Soft Drinks (18.37%)
Coca-Cola Co.	60,000	2,691,000
Monster Beverage Corp.(a)	23,900	1,187,352

	Shares or Principal Amount	Value
Soft Drinks (continued)
PepsiCo, Inc.	15,000	$1,732,350

		5,610,702

Total Common Stocks
(Cost $28,707,767)		28,619,207

Collateral for Securities on Loan (5.38%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	1,641,504	1,641,504

Total Collateral for Securities on Loan
(Cost $1,641,504)		1,641,504

Short-Term Investments (8.30%)
Time Deposits (8.30%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	2,534,618	2,534,618

Total Short-Term Investments
(Cost $2,534,618)		2,534,618

Total Investments (107.41%)
(Cost $32,883,889)		$32,795,329

Liabilities Less Other Assets (-7.41%)		(2,260,755)

Net Assets (100.00%)		$30,534,574

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

ADR - American Depositary Receipt

Sector Composition (June 30, 2017) (Unaudited)
Consumer Staples	88.87%
Consumer Discretionary	4.86%

93.73%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Packaged Foods & Meats	21.51%
Soft Drinks	18.37%
Drug Retail	10.26%
Distillers & Vintners	9.01%
Household Products	8.37%
Food Distributors	6.19%
Brewers	5.15%
Hypermarkets & Super Centers	4.87%
Housewares & Specialties	4.86%
Food Retail	2.86%
Agricultural Products	2.28%

93.73%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.15%)
Coal & Consumable Fuels (3.68%)
Cameco Corp.(a)	384,500	$3,498,950
CONSOL Energy, Inc.(b)	395,300	5,905,782

		9,404,732

Integrated Oil & Gas (23.10%)
Chevron Corp.	170,800	17,819,564
Exxon Mobil Corp.	415,100	33,511,023
Suncor Energy, Inc.	264,100	7,711,720

		59,042,307

Oil & Gas Drilling (1.05%)
Unit Corp.(b)	143,500	2,687,755

Oil & Gas Equipment & Services (13.79%)
Halliburton Co.	65,600	2,801,776
RPC, Inc.(a)	419,700	8,482,137
Schlumberger, Ltd.	226,550	14,916,052
US Silica Holdings, Inc.	254,800	9,042,852

		35,242,817

Oil & Gas Exploration & Production (44.12%)
Antero Resources Corp.(b)	190,700	4,121,027
Cabot Oil & Gas Corp.	325,600	8,166,048
Carrizo Oil & Gas, Inc.(b)	307,900	5,363,618
Chesapeake Energy Corp.(a)(b)	1,302,850	6,475,164
Cimarex Energy Co.	93,900	8,827,539
Continental Resources, Inc.(a)(b)	71,750	2,319,677
Denbury Resources, Inc.(a)(b)	1,090,550	1,668,541
Diamondback Energy, Inc.(b)	131,750	11,700,718
EOG Resources, Inc.	117,100	10,599,892
EQT Corp.	71,800	4,206,762
Gulfport Energy Corp.(b)	493,600	7,280,600
Laredo Petroleum, Inc.(b)	450,100	4,735,052
Matador Resources Co.(a)(b)	283,400	6,056,258
Newfield Exploration Co.(b)	266,800	7,593,128
Range Resources Corp.	264,600	6,130,782
SM Energy Co.	203,000	3,355,590
Southwestern Energy Co.(b)	903,900	5,495,712
SRC Energy, Inc.(a)(b)	1,291,350	8,690,786

		112,786,894

Oil & Gas Refining & Marketing (5.55%)
HollyFrontier Corp.	200,000	5,494,000
Tesoro Corp.	71,100	6,654,960
World Fuel Services Corp.	53,200	2,045,540

		14,194,500

Oil & Gas Storage & Transportation (6.80%)
Golar LNG, Ltd.(a)	218,200	4,854,950
Magellan Midstream Partners LP	74,000	5,273,980

	Shares or Principal Amount	Value
Oil & Gas Storage & Transportation (continued)
Teekay LNG Partners L.P.	472,308	$7,249,928

		17,378,858

Renewable Electricity (1.06%)
8Point3 Energy Partners L.P.	179,900	2,721,887

Total Common Stocks
(Cost $268,904,028)		253,459,750

Collateral for Securities on Loan (10.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	26,383,725	26,383,725

Total Collateral for Securities on Loan
(Cost $26,383,725)		26,383,725

Short-Term Investments (0.43%)
Time Deposits (0.43%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	1,099,688	1,099,688

Total Short-Term Investments
(Cost $1,099,688)		1,099,688

Total Investments (109.90%)
(Cost $296,387,441)		$280,943,163
Liabilities Less Other Assets (-9.90%)		(25,301,860)

Net Assets (100.00%)		$255,641,303

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2017.
(b)	Non-income producing security.

Sector Composition (June 30, 2017) (Unaudited)
Energy	98.09%
Utilities	1.06%

99.15%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Oil & Gas Exploration & Production	44.12%
Integrated Oil & Gas	23.10%
Oil & Gas Equipment & Services	13.79%
Oil & Gas Storage & Transportation	6.80%
Oil & Gas Refining & Marketing	5.55%
Coal & Consumable Fuels	3.68%
Renewable Electricity	1.06%
Oil & Gas Drilling	1.05%

99.15%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.92%)
Asset Management & Custody Banks (5.35%)
Ameriprise Financial, Inc.	5,600	$712,824
Financial Engines, Inc.	17,600	644,160
State Street Corp.	9,600	861,408

		2,218,392

Consumer Finance (7.84%)
Ally Financial, Inc.	34,100	712,690
American Express Co.	12,400	1,044,576
Credit Acceptance Corp.(a)	1,400	359,996
Discover Financial Services	18,200	1,131,858

		3,249,120

Diversified Banks (35.59%)
Bank of America Corp.	169,100	4,102,366
Citigroup, Inc.	46,300	3,096,544
JPMorgan Chase & Co.	43,300	3,957,620
U.S. Bancorp	27,600	1,432,992
Wells Fargo & Co.	39,000	2,160,990

		14,750,512

Financial Exchanges & Data (2.67%)
FactSet Research Systems, Inc.	2,400	398,832
MSCI, Inc.	6,900	710,631

		1,109,463

Investment Banking & Brokerage (8.56%)
BGC Partners, Inc., Class A	36,200	457,568
E*TRADE Financial Corp.(a)	18,700	711,161
Goldman Sachs Group, Inc.	5,600	1,242,640
Morgan Stanley	25,500	1,136,280

		3,547,649

Life & Health Insurance (2.17%)
CNO Financial Group, Inc.	20,200	421,776
Unum Group	10,200	475,626

		897,402

Multi-line Insurance (3.53%)
American International Group, Inc.	23,400	1,462,968

Other Diversified Financial Services (1.36%)
Voya Financial, Inc.	15,300	564,417

Property & Casualty Insurance (7.89%)
United Insurance Holdings Corp.	76,900	1,209,637
Universal Insurance Holdings, Inc.	23,900	602,280
XL Group, Ltd., Class A	33,300	1,458,540

		3,270,457

Regional Banks (18.60%)
Bank of the Ozarks, Inc.	17,500	820,225
Comerica, Inc.	13,300	974,092
Fifth Third Bancorp	32,600	846,296

	Shares or Principal Amount	Value
Regional Banks (continued)
First Commonwealth Financial Corp.	56,800	$720,224
First Horizon National Corp.	35,600	620,152
First Midwest Bancorp, Inc.	46,200	1,076,922
KeyCorp	57,100	1,070,054
Signature Bank(a)	5,500	789,415
Webster Financial Corp.	15,200	793,744

		7,711,124

Thrifts & Mortgage Finance (5.36%)
Essent Group, Ltd.(a)	32,000	1,188,480
HomeStreet, Inc.(a)	20,000	553,500
Radian Group, Inc.	29,300	479,055

		2,221,035

Total Common Stocks
(Cost $35,171,862)		41,002,539

Short-Term Investments (3.19%)
Time Deposits (3.19%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	1,323,884	1,323,884

Total Short-Term Investments
(Cost $1,323,884)		1,323,884

Total Investments (102.11%)
(Cost $36,495,746)		$42,326,423
Liabilities Less Other Assets (-2.11%)		(876,326)

Net Assets (100.00%)		$41,450,097

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2017) (Unaudited)
Financial	98.92%

98.92%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Diversified Banks	35.59%
Regional Banks	18.60%
Investment Banking & Brokerage	8.56%
Property & Casualty Insurance	7.89%
Consumer Finance	7.84%
Thrifts & Mortgage Finance	5.36%
Asset Management & Custody Banks	5.35%
Multi-line Insurance	3.53%
Financial Exchanges & Data	2.67%
Life & Health Insurance	2.17%
Other Diversified Financial Services	1.36%

98.92%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.69%)
Biotechnology (17.95%)
AbbVie, Inc.	42,300	$3,067,173
Alexion Pharmaceuticals, Inc.(a)	16,400	1,995,388
Celgene Corp.(a)	28,800	3,740,256
Emergent BioSolutions, Inc.(a)	41,500	1,407,265
Exelixis, Inc.(a)	35,000	862,050
Shire PLC, ADR	31,100	5,139,897

		16,212,029

Health Care Services (8.62%)
BioTelemetry, Inc.(a)	113,278	3,789,149
MEDNAX, Inc.(a)	7,700	464,849
Premier, Inc., Class A(a)	98,432	3,543,552

		7,797,550

Health Care Equipment (14.13%)
Abbott Laboratories	60,000	2,916,600
Becton, Dickinson and Co.	4,500	877,995
Boston Scientific Corp.(a)	40,100	1,111,572
Cutera, Inc.(a)	82,403	2,134,238
Glaukos Corp.(a)	43,535	1,805,396
Medtronic PLC	27,946	2,480,208
Zimmer Biomet Holdings, Inc.	11,200	1,438,080

		12,764,089

Health Care Facilities (3.43%)
HCA Healthcare, Inc.(a)	16,000	1,395,200
Universal Health Services, Inc., Class B	14,000	1,709,120

		3,104,320

Health Care Technology (1.72%)
HMS Holdings Corp.(a)	47,000	869,500
Tabula Rasa HealthCare, Inc.(a)	45,445	683,947

		1,553,447

Life Sciences Tools & Services (4.19%)
NeoGenomics, Inc.(a)(b)	57,649	516,535
PRA Health Sciences, Inc.(a)	14,300	1,072,643
Thermo Fisher Scientific, Inc.	12,600	2,198,322

		3,787,500

Managed Health Care (9.50%)
Aetna, Inc.	6,056	919,483
Cigna Corp.	6,300	1,054,557
Humana, Inc.	4,400	1,058,728
UnitedHealth Group, Inc.	29,900	5,544,058

		8,576,826

Pharmaceuticals (40.15%)
Allergan PLC	18,400	4,472,856
ANI Pharmaceuticals, Inc.(a)	8,700	407,160
Bristol-Myers Squibb Co.	45,300	2,524,116
Eli Lilly & Co.	44,900	3,695,270

	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Endo International PLC(a)	120,172	$1,342,321
Jazz Pharmaceuticals PLC(a)	23,300	3,623,150
Mallinckrodt PLC(a)	67,700	3,033,637
Merck & Co., Inc.	83,000	5,319,470
Mylan NV(a)	70,000	2,717,400
Pfizer, Inc.	187,000	6,281,330
Roche Holding AG, Sponsored ADR	66,200	2,105,160
Teligent, Inc.(a)(b)	82,409	754,042

		36,275,912

Total Common Stocks
(Cost $85,730,663)		90,071,673

Collateral for Securities on Loan (0.21%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	191,736	191,736

Total Collateral for Securities on Loan
(Cost $191,736)		191,736

Total Investments (99.90%)
(Cost $85,922,399)		$90,263,409
Other Assets Less Liabilities (0.10%)		90,018

Net Assets (100.00%)		$90,353,427

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

ADR - American Depositary Receipt

Sector Composition (June 30, 2017) (Unaudited)
Health Care	99.69%

99.69%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Pharmaceuticals	40.15%
Biotechnology	17.95%
Health Care Equipment	14.13%
Managed Health Care	9.50%
Health Care Services	8.62%
Life Sciences Tools & Services	4.19%
Health Care Facilities	3.43%
Health Care Technology	1.72%

99.69%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.97%)
Aerospace & Defense (13.63%)
Boeing Co.	1,500	$296,625
Hexcel Corp.	5,000	263,950
Orbital ATK, Inc.	8,390	825,240
Raytheon Co.	1,100	177,628
Rockwell Collins, Inc.	775	81,437
Spirit AeroSystems Holdings, Inc., Class A	13,000	753,220
TransDigm Group, Inc.	1,000	268,870

		2,666,970

Airlines (2.33%)
Alaska Air Group, Inc.	2,100	188,496
Delta Air Lines, Inc.	5,000	268,700

		457,196

Building Products (26.25%)
Armstrong World Industries, Inc.(a)	5,000	230,000
Builders FirstSource, Inc.(a)	33,100	507,092
Fortune Brands Home & Security, Inc.	16,500	1,076,460
Johnson Controls International PLC	38,000	1,647,680
Masco Corp.	26,500	1,012,565
PGT, Inc.(a)	6,000	76,800
Quanex Building Products Corp.	28,000	592,200

		5,142,797

Commercial Printing (6.49%)
Deluxe Corp.	16,700	1,155,974
InnerWorkings, Inc.(a)	10,000	116,000

		1,271,974

Construction & Engineering (6.48%)
Comfort Systems U.S.A., Inc.	18,500	686,350
Dycom Industries, Inc.(a)	6,500	581,880

		1,268,230

Construction Machinery & Heavy Trucks (2.87%)
Allison Transmission Holdings, Inc.	15,000	562,650

Electrical Components & Equipment (3.11%)
Acuity Brands, Inc.	3,000	609,840

Human Resource & Employment Services (1.94%)
Korn/Ferry International	3,000	103,590
ManpowerGroup, Inc.	1,500	167,475
On Assignment, Inc.(a)	2,000	108,300

		379,365

Industrial Conglomerates (12.71%)
Carlisle Cos., Inc.	7,000	667,800
General Electric Co.	61,000	1,647,610
Honeywell International, Inc.	1,300	173,277

		2,488,687

	Shares or Principal Amount	Value
Industrial Machinery (6.51%)
Middleby Corp.(a)	4,000	$486,040
Snap-on, Inc.	5,000	790,000

		1,276,040

Office Services & Supplies (2.04%)
HNI Corp.	10,000	398,700

Railroads (3.21%)
Kansas City Southern	6,000	627,900

Research & Consulting Services (6.67%)
Equifax, Inc.	9,500	1,305,490

Trading Companies & Distributors (3.73%)
Air Lease Corp.	12,000	448,320
United Rentals, Inc.(a)	2,500	281,775

		730,095

Total Common Stocks
(Cost $17,493,891)		19,185,934

Short-Term Investments (0.52%)
Time Deposits (0.52%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	102,259	102,259

Total Short-Term Investments
(Cost $102,259)		102,259

Total Investments (98.49%)
(Cost $17,596,150)		$19,288,193
Other Assets Less Liabilities (1.51%)		294,994

Net Assets (100.00%)		$19,583,187

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2017) (Unaudited)
Industrials	97.97%

97.97%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Building Products	26.25%
Aerospace & Defense	13.63%
Industrial Conglomerates	12.71%
Research & Consulting Services	6.67%
Industrial Machinery	6.51%
Commercial Printing	6.49%
Construction & Engineering	6.48%
Trading Companies & Distributors	3.73%
Railroads	3.21%
Electrical Components & Equipment	3.11%
Construction Machinery & Heavy Trucks	2.87%
Airlines	2.33%
Office Services & Supplies	2.04%
Human Resource & Employment Services	1.94%

97.97%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.68%)
Application Software (5.35%)
BroadSoft, Inc.(a)(b)	37,700	$1,622,985
CDK Global, Inc.	31,800	1,973,508

		3,596,493

Communications Equipment (5.83%)
F5 Networks, Inc.(a)	6,600	838,596
Motorola Solutions, Inc.	9,200	798,008
Oclaro, Inc.(a)(b)	177,400	1,656,916
Palo Alto Networks, Inc.(a)	4,600	615,526

		3,909,046

Data Processing & Outsourced Services (14.92%)
Broadridge Financial Solutions, Inc.	14,200	1,072,952
Euronet Worldwide, Inc.(a)	19,300	1,686,241
ExlService Holdings, Inc.(a)	22,200	1,233,876
Genpact, Ltd.	31,400	873,862
Mastercard, Inc., Class A	12,200	1,481,690
MAXIMUS, Inc.	22,500	1,409,175
Visa, Inc., Class A	24,180	2,267,600

		10,025,396

Electronic Manufacturing Services (7.36%)
Fabrinet(a)	36,800	1,569,888
IPG Photonics Corp.(a)	9,135	1,325,489
Methode Electronics, Inc.	49,700	2,047,640

		4,943,017

Home Entertainment Software (0.94%)
Electronic Arts, Inc.(a)	6,000	634,320

Internet Software & Services (18.18%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	6,800	958,120
Alphabet, Inc., Class C(a)	1,839	1,671,155
Alphabet, Inc., Class A(a)	1,800	1,673,424
Facebook, Inc., Class A(a)	34,800	5,254,104
LogMeIn, Inc.	15,500	1,619,750
SINA Corp.(a)	11,200	951,664
Weibo Corp., Sponsored ADR(a)	1,270	84,417

		12,212,634

Investment Banking & Brokerage (1.41%)
BGC Partners, Inc., Class A	75,000	948,000

IT Consulting & Other Services (4.87%)
Cognizant Technology Solutions Corp., Class A	26,300	1,746,320
DXC Technology Co.	19,900	1,526,728

		3,273,048

Semiconductor Equipment (6.01%)
Applied Materials, Inc.	29,900	1,235,169
Photronics, Inc.(a)	158,500	1,489,900

	Shares or Principal Amount	Value
Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)	69,900	$1,310,625

		4,035,694

Semiconductors (20.08%)
Broadcom, Ltd.	5,600	1,305,080
Cirrus Logic, Inc.(a)	19,100	1,197,952
Intel Corp.	50,000	1,687,000
Marvell Technology Group, Ltd.	39,300	649,236
Micron Technology, Inc.(a)	25,500	761,430
Monolithic Power Systems, Inc.	8,400	809,760
NXP Semiconductors NV(a)	25,400	2,780,030
ON Semiconductor Corp.(a)	76,500	1,074,060
Qorvo, Inc.(a)	10,000	633,200
Skyworks Solutions, Inc.	9,900	949,905
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	47,300	1,653,608

		13,501,261

Systems Software (2.29%)
Microsoft Corp.	22,300	1,537,139

Technology Hardware, Storage & Peripherals (8.44%)
Apple, Inc.	30,400	4,378,208
Electronics For Imaging, Inc.(a)	27,300	1,293,474

		5,671,682

Total Common Stocks
(Cost $54,490,286)		64,287,730

Collateral for Securities on Loan (1.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	1,300,018	1,300,018

Total Collateral for Securities on Loan
(Cost $1,300,018)		1,300,018

Short-Term Investments (3.19%)
Time Deposits (3.19%)
State Street Euro Dollar Time Deposit (USD),0.09%, 07/03/17	2,144,061	2,144,061

Total Short-Term Investments
(Cost $2,144,061)		2,144,061

Value
Total Investments (100.80%)
(Cost $57,934,365)	$67,731,809

Liabilities Less Other Assets (-0.80%)	(540,663)

Net Assets (100.00%)	$67,191,146

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

ADR - American Depositary Receipt

Sector Composition (June 30, 2017) (Unaudited)
Information Technology	94.27%
Financial	1.41%

95.68%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Semiconductors	20.08%
Internet Software & Services	18.18%
Data Processing & Outsourced Services	14.92%
Technology Hardware, Storage & Peripherals	8.44%
Electronic Manufacturing Services	7.36%
Semiconductor Equipment	6.01%
Communications Equipment	5.83%
Application Software	5.35%
IT Consulting & Other Services	4.87%
Systems Software	2.29%
Investment Banking & Brokerage	1.41%
Other Industries (each less than 1%)	0.94%

95.68%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.48%)
Building Products (5.83%)
Fortune Brands Home & Security, Inc.	14,500	$945,980
Masco Corp.	60,000	2,292,600
PGT, Inc.(a)	16,300	208,640
Tarkett SA	15,000	697,169

		4,144,389

Coal & Consumable Fuels (1.62%)
Cameco Corp.(b)	85,000	773,500
CONSOL Energy, Inc.(a)	25,000	373,500

		1,147,000

Commodity Chemicals (3.39%)
Cabot Corp.	7,000	374,010
LyondellBasell Industries NV, Class A	9,000	759,510
Methanex Corp.	9,939	437,813
Olin Corp.	27,339	827,825

		2,399,158

Construction & Engineering (2.46%)
Comfort Systems U.S.A., Inc.	46,940	1,741,474

Construction Materials (7.24%)
Buzzi Unicem SpA	60,000	1,496,100
Eagle Materials, Inc.	13,000	1,201,460
Martin Marietta Materials, Inc.	3,000	667,740
Vulcan Materials Co.	14,000	1,773,520

		5,138,820

Diversified Chemicals (11.94%)
Dow Chemical Co.	28,745	1,812,947
Eastman Chemical Co.	30,000	2,519,700
Huntsman Corp.	160,000	4,134,400

		8,467,047

Fertilizers & Agricultural Chemicals (0.70%)
Agrium, Inc.	5,500	497,695

Gold (12.12%)
Agnico Eagle Mines, Ltd.	20,000	902,400
Cia de Minas Buenaventura SAA, ADR	215,000	2,472,500
Randgold Resources, Ltd.	22,728	2,016,787
Royal Gold, Inc.	41,000	3,204,970

		8,596,657

Integrated Oil & Gas (3.39%)
BP PLC	140,000	808,105
Royal Dutch Shell PLC, Class A, Sponsored ADR	30,000	1,595,700

		2,403,805

Metal & Glass Containers (4.90%)
Ball Corp.	40,000	1,688,400

	Shares or Principal Amount	Value
Metal & Glass Containers (continued)
Crown Holdings, Inc.(a)	30,000	$1,789,800

		3,478,200

Oil & Gas Equipment & Services (5.97%)
Schlumberger, Ltd.	32,000	2,106,880
US Silica Holdings, Inc.	60,000	2,129,400

		4,236,280

Oil & Gas Exploration & Production (17.15%)
Cabot Oil & Gas Corp.	65,000	1,630,200
Carrizo Oil & Gas, Inc.(a)	25,000	435,500
Cimarex Energy Co.	22,000	2,068,220
Diamondback Energy, Inc.(a)	24,300	2,158,083
DNO ASA(a)	1,150,000	1,054,725
Gulfport Energy Corp.(a)	95,000	1,401,250
Range Resources Corp.	60,000	1,390,200
SRC Energy, Inc.(a)	300,000	2,019,000

		12,157,178

Oil & Gas Refining & Marketing (3.03%)
Green Plains, Inc.	25,000	513,750
PBF Energy, Inc., Class A(b)	31,214	694,824
Tesoro Corp.	10,000	936,000

		2,144,574

Oil & Gas Storage & Transportation (0.79%)
Enbridge, Inc.	14,000	557,711

Paper Packaging (7.19%)
Graphic Packaging Holding Co.	370,000	5,098,600

Specialty Chemicals (9.11%)
Celanese Corp., Class A	17,000	1,613,980
PolyOne Corp.	60,000	2,324,400
WR Grace & Co.	35,000	2,520,350

		6,458,730

Steel (0.65%)
Nucor Corp.	8,000	462,960

Total Common Stocks
(Cost $65,213,317)		69,130,278

Collateral for Securities on Loan (2.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	1,538,869	1,538,869

Total Collateral for Securities on Loan
(Cost $1,538,869)		1,538,869

	Shares or Principal Amount	Value
Short-Term Investments (1.11%)
Time Deposits (1.11%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	791,530	$791,530

Total Short-Term Investments
(Cost $791,530)		791,530

Total Investments (100.76%)
(Cost $67,543,716)		$71,460,677
Liabilities Less Other Assets (-0.76%)		(542,116)

Net Assets (100.00%)		$70,918,561

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

ADR - American Depositary Receipt

Sector Composition (June 30, 2017) (Unaudited)
Materials	57.24%
Energy	31.95%
Industrials	8.29%

97.48%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Oil & Gas Exploration & Production	17.15%
Gold	12.12%
Diversified Chemicals	11.94%
Specialty Chemicals	9.11%
Construction Materials	7.24%
Paper Packaging	7.19%
Oil & Gas Equipment & Services	5.97%
Building Products	5.83%
Metal & Glass Containers	4.90%
Integrated Oil & Gas	3.39%
Commodity Chemicals	3.39%
Oil & Gas Refining & Marketing	3.03%
Construction & Engineering	2.46%
Coal & Consumable Fuels	1.62%
Other Industries (each less than 1%)	2.14%

97.48%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.63%)
Communications Equipment (3.05%)
Motorola Solutions, Inc.	11,600	$1,006,184
Oclaro, Inc.(a)(b)	51,800	483,812

		1,489,996

Electric Utilities (27.81%)
American Electric Power Co., Inc.	23,800	1,653,386
Avangrid, Inc.	53,200	2,348,780
Edison International	37,000	2,893,030
Eversource Energy	36,300	2,203,773
Otter Tail Corp.	39,600	1,568,160
PG&E Corp.	43,700	2,900,369

		13,567,498

Gas Utilities (4.20%)
National Fuel Gas Co.(b)	36,700	2,049,328

Independent Power Producers & Energy Traders (2.94%)
AES Corp.	128,900	1,432,079

Integrated Telecommunication Services (1.99%)
Verizon Communications, Inc.	21,700	969,122

Multi-Utilities (42.68%)
Ameren Corp.	49,000	2,678,830
Avista Corp.	47,600	2,021,096
CenterPoint Energy, Inc.	103,900	2,844,782
CMS Energy Corp.	60,976	2,820,140
DTE Energy Co.	23,500	2,486,065
NiSource, Inc.	108,400	2,749,024
SCANA Corp.	34,800	2,331,948
Sempra Energy	25,600	2,886,400

		20,818,285

Oil & Gas Exploration & Production (6.41%)
Diamondback Energy, Inc.(a)	8,400	746,004
EOG Resources, Inc.	7,500	678,900
Gulfport Energy Corp.(a)	56,500	833,375
Range Resources Corp.	22,700	525,959
SRC Energy, Inc.(a)	50,800	341,884

		3,126,122

Oil & Gas Storage & Transportation (1.16%)
Teekay LNG Partners L.P.	37,000	567,950

Renewable Electricity (4.07%)
8Point3 Energy Partners L.P.	89,175	1,349,218
Ormat Technologies, Inc.	10,800	633,744

		1,982,962

Water Utilities (2.05%)
Consolidated Water Co., Ltd.	80,846	1,002,490

	Shares or Principal Amount	Value
Wireless Telecommunication Services (3.27%)
America Movil SAB de CV, Class L, Sponsored ADR	37,400	$595,408
SK Telecom Co., Ltd., Sponsored ADR(b)	38,900	998,563

		1,593,971

Total Common Stocks
(Cost $47,049,196)		48,599,803

Collateral for Securities on Loan (5.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	2,651,550	2,651,550

Total Collateral for Securities on Loan
(Cost $2,651,550)		2,651,550

Short-Term Investments (0.34%)
Time Deposits (0.34%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	167,726	167,726

Total Short-Term Investments
(Cost $167,726)		167,726

Total Investments (105.41%)
(Cost $49,868,472)		$51,419,079
Liabilities Less Other Assets (-5.41%)		(2,637,080)

Net Assets (100.00%)		$48,781,999

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security
(b)	All or a portion of a security was on loan as of June 30, 2017

ADR – American Depositary Receipt

Sector Composition (June 30, 2017) (Unaudited)
Utilities	83.75%
Energy	7.57%
Telecommunication Services	5.26%

Information Technology	3.05%

99.63%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Multi-Utilities	42.68%
Electric Utilities	27.81%
Oil & Gas Exploration & Production	6.41%
Gas Utilities	4.20%
Renewable Electricity	4.07%
Wireless Telecommunication Services	3.27%
Communications Equipment	3.05%
Independent Power Producers & Energy Traders	2.94%
Water Utilities	2.05%
Integrated Telecommunication Services	1.99%
Oil & Gas Storage & Transportation	1.16%

99.63%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.43%)
Agricultural Products (0.43%)
China Agri-Industries Holdings, Ltd.	637,000	$264,223

Airlines (1.91%)
Cebu Air, Inc.	602,000	1,167,577

Alternative Carriers (1.05%)
Link Net Tbk PT	1,659,000	644,181

Aluminum (0.40%)
China Hongqiao Group, Ltd.(a)	270,000	244,112

Apparel, Accessories & Luxury Goods (0.39%)
Shenzhou International Group Holdings, Ltd.	36,000	236,713

Automobile Manufacturers (0.78%)
Dongfeng Motor Group Co., Ltd., Class H	402,000	475,051

Biotechnology (0.48%)
Shire PLC	5,300	292,237

Building Products (0.99%)
China Lesso Group Holdings, Ltd.	788,000	605,636

Cable & Satellite (0.84%)
Megacable Holdings SAB de CV	126,575	512,612

Coal & Consumable Fuels (2.95%)
Indo Tambangraya Megah Tbk PT	686,000	890,841
Tambang Batubara Bukit Asam Persero Tbk PT	1,016,000	911,621

		1,802,462

Commodity Chemicals (1.25%)
Mexichem SAB de CV	170,246	455,991
Petronas Chemicals Group Bhd	184,000	304,304

		760,295

Construction & Engineering (5.06%)
China Communications Construction Co., Ltd., Class H	280,000	360,656
China State Construction International Holdings, Ltd.	240,000	410,661
Pembangunan Perumahan Persero Tbk PT	2,177,573	510,603
Waskita Karya Persero Tbk PT	5,246,000	911,598

	Shares or Principal Amount	Value
Construction & Engineering (continued)
Wijaya Karya Persero Tbk PT	5,431,809	$899,194

		3,092,712

Construction Materials (5.59%)
China Resources Cement Holdings, Ltd.	1,906,000	946,963
Cimsa Cimento Sanayi VE Ticaret AS	142,000	611,002
PPC, Ltd.(b)	1,860,000	752,519
Siam Cement PCL	16,500	244,714
Tipco Asphalt PCL	1,292,000	859,176

		3,414,374

Consumer Finance (1.36%)
Gentera SAB de CV	552,000	828,513

Department Stores (0.00%)(c)
Grupo Sanborns SAB de CV	945	1,108

Distillers & Vintners (1.64%)
Thai Beverage PCL	1,530,000	1,000,175

Diversified Banks (11.82%)
Bank Negara Indonesia Persero Tbk PT	1,850,000	909,640
Bank of China, Ltd., Class H	610,000	299,124
Bank Pan Indonesia Tbk PT(b)	16,827,400	1,226,386
China Construction Bank Corp., Class H	720,000	559,905
Credicorp, Ltd.	2,200	394,658
Grupo Financiero Banorte SAB de CV, Class O	55,000	348,963
Industrial Bank of Korea	52,000	647,170
Kasikornbank PCL	60,000	350,282
Metropolitan Bank & Trust Co.	414,000	717,280
Shinhan Financial Group Co., Ltd.	13,300	573,831
Siam Commercial Bank PCL	100,000	457,191
Yes Bank, Ltd.	32,500	735,235

		7,219,665

Electric Utilities (2.57%)
Acciona SA	3,100	272,934
Energa SA	82,000	231,717
Korea Electric Power Corp.	29,800	1,062,658

		1,567,309

Electronic Components (2.07%)
Kingboard Chemical Holdings, Ltd.	60,000	238,845
Tongda Group Holdings, Ltd.	3,440,000	1,026,288

		1,265,133

	Shares or Principal Amount	Value
Electronic Equipment & Instruments (1.00%)
China Railway Signal & Communication Corp., Ltd., Class H	797,000	$614,268

Electronic Manufacturing Services (1.24%)
Fabrinet(b)	17,700	755,082

Environmental & Facilities Services (1.15%)
China Everbright International, Ltd.	566,000	705,920

Financial Exchanges & Data (0.37%)
Bolsa Mexicana de Valores SAB de CV	130,000	228,357

Food Retail (0.42%)
CP ALL PCL	140,000	258,455

Gold (2.89%)
Cia de Minas Buenaventura SAA, ADR	45,000	517,500
Randgold Resources, Ltd.	7,800	692,139
Zijin Mining Group Co., Ltd., Class H	1,680,000	555,179

		1,764,818

Highways & Railtracks (1.09%)
Shenzhen Expressway Co., Ltd., Class H	734,000	668,039

Household Appliances (0.47%)
Haier Electronics Group Co., Ltd.	110,250	286,639

Independent Power Producers & Energy Traders (2.15%)
Aboitiz Power Corp.	642,000	494,944
Electricity Generating PCL	94,000	592,060
First Gen Corp.	600,000	224,672

		1,311,676

Industrial Conglomerates (0.41%)
Shanghai Industrial Holdings, Ltd.	84,000	248,492

Industrial Machinery (1.13%)
China Conch Venture Holdings, Ltd.	377,000	690,197

Integrated Oil & Gas (2.95%)
China Petroleum & Chemical Corp., Class H	652,000	510,517
LUKOIL PJSC, Sponsored ADR	11,500	560,524
Mol Hungarian Oil & Gas PLC	7,200	565,505
Rosneft Oil Co. PJSC, GDR	31,500	171,390

		1,807,936

	Shares or Principal Amount	Value
Integrated Telecommunication Services (2.88%)
KT Corp., Sponsored ADR	64,000	$1,064,960
Telekomunikasi Indonesia Persero Tbk PT	2,049,000	695,823

		1,760,783

Internet Software & Services (1.05%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	2,400	338,160
Tencent Holdings, Ltd.	8,545	306,552

		644,712

Oil & Gas Equipment & Services (0.96%)
U.S. Silica Holdings, Inc.	16,600	589,134

Oil & Gas Exploration & Production (2.19%)
CNOOC, Ltd.	432,000	474,008
Diamondback Energy, Inc.(b)	6,075	539,521
Gulfport Energy Corp.(b)	21,800	321,550

		1,335,079

Oil & Gas Refining & Marketing (2.43%)
Petron Corp.	3,750,000	719,097
SK Innovation Co., Ltd.	5,500	761,730

		1,480,827

Packaged Foods & Meats (1.46%)
Maeil Dairies Co., Ltd.(b)	10,273	670,710
Maeil Holdings Co., Ltd.	9,226	220,540

		891,250

Paper Products (2.11%)
Lee & Man Paper Manufacturing, Ltd.	1,387,000	1,286,859

Pharmaceuticals (2.00%)
Indivior PLC	73,000	297,250
Jubilant Life Sciences, Ltd.(b)	28,000	295,968
Luye Pharma Group, Ltd.	634,000	347,573
Sawai Pharmaceutical Co., Ltd.	5,000	280,812

		1,221,603

Property & Casualty Insurance (0.45%)
Hyundai Marine & Fire Insurance Co., Ltd.	8,000	275,160

Regional Banks (6.27%)
Bank Tabungan Negara Persero Tbk PT	3,000,000	585,980
Banregio Grupo Financiero SAB de CV	223,800	1,418,114
DGB Financial Group, Inc.	127,000	1,309,331
Grupo Financiero Interacciones SA de CV, Class O	98,666	519,133

		3,832,558

Renewable Electricity (0.01%)
China Everbright Greentech, Ltd.(b)	6,987	4,743

	Shares or Principal Amount	Value
Semiconductors (3.86%)
NXP Semiconductors NV(b)	12,000	$1,313,400
Taiwan Semiconductor Manufacturing Co., Ltd.	153,000	1,045,329

		2,358,729

Technology Hardware, Storage & Peripherals (1.17%)
Samsung Electronics Co., Ltd.	343	714,408

Tobacco (1.84%)
KT&G Corp.	11,000	1,125,209

Water Utilities (1.86%)
Guangdong Investment, Ltd.	460,000	633,955
TTW PCL	1,599,400	498,872

		1,132,827

Wireless Telecommunication Services (5.04%)
China Mobile, Ltd.	123,000	1,304,022
Indosat Tbk PT	67,250	32,799
SK Telecom Co., Ltd., Sponsored ADR	42,500	1,090,975
Turkcell Iletisim Hizmetleri AS	200,000	657,935

		3,085,731

Total Common Stocks
(Cost $55,359,405)		56,473,579

Short-Term Investments (6.79%)
Time Deposits (6.79%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	4,149,427	4,149,427

Total Short-Term Investments
(Cost $4,149,427)		4,149,427

Total Investments (99.22%)
(Cost $59,508,832)		$60,623,006
Other Assets Less Liabilities (0.78%)		477,844

Net Assets (100.00%)		$61,100,850

The accompanying notes are an integral part of the schedule of investments.

(a)	Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2017, these securities had an aggregate market value of $244,112 or 0.40% of total net assets.
(b)	Non-income producing security.
(c)	Less than 0.005%.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (June 30, 2017) (Unaudited)
South Korea	15.57%
Indonesia	13.45%
Hong Kong	12.04%
China	11.92%
Thailand	8.22%
Mexico	7.06%
Philippines	5.44%
United States	2.37%
Netherlands	2.15%
Turkey	2.08%
Taiwan	1.71%
India	1.68%
Peru	1.50%
South Africa	1.23%
Russia	1.20%
Jersey	1.13%
Hungary	0.92%
Malaysia	0.50%
United Kingdom	0.49%
Ireland	0.48%
Japan	0.46%
Spain	0.45%
Poland	0.38%

92.43%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (June 30, 2017) (Unaudited)
Financial	20.27%
Materials	12.24%
Industrials	11.74%
Energy	11.48%
Information Technology	10.39%
Telecommunication Services	8.97%
Utilities	6.59%
Consumer Staples	5.79%
Consumer Discretionary	2.48%
Health Care	2.48%

92.43%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Diversified Banks	11.82%
Regional Banks	6.27%
Construction Materials	5.59%
Construction & Engineering	5.06%
Wireless Telecommunication Services	5.04%
Semiconductors	3.86%
Coal & Consumable Fuels	2.95%
Integrated Oil & Gas	2.95%
Gold	2.89%
Integrated Telecommunication Services	2.88%
Electric Utilities	2.57%
Oil & Gas Refining & Marketing	2.43%
Oil & Gas Exploration & Production	2.19%
Independent Power Producers & Energy Traders	2.15%
Paper Products	2.11%
Electronic Components	2.07%
Pharmaceuticals	2.00%
Airlines	1.91%
Water Utilities	1.86%
Tobacco	1.84%
Distillers & Vintners	1.64%
Packaged Foods & Meats	1.46%
Consumer Finance	1.36%
Commodity Chemicals	1.25%
Electronic Manufacturing Services	1.24%
Technology Hardware, Storage & Peripherals	1.17%
Environmental & Facilities Services	1.15%
Industrial Machinery	1.13%
Highways & Railtracks	1.09%
Internet Software & Services	1.05%
Alternative Carriers	1.05%
Electronic Equipment & Instruments	1.00%
Other Industries (each less than 1%)	7.40%

92.43%

Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.76%)
Advertising (1.07%)
Stroeer SE & Co. KGaA(a)	3,700	$222,167
WPP PLC	14,000	294,794

		516,961

Agricultural Products (0.33%)
China Agri-Industries Holdings, Ltd.	387,000	160,525

Airlines (0.93%)
Cebu Air, Inc.	230,000	446,084

Alternative Carriers (0.65%)
Link Net Tbk PT	800,000	310,636

Aluminum (0.34%)
China Hongqiao Group, Ltd.(b)	183,000	165,453

Application Software (0.81%)
Open Text Corp.	12,300	388,216

Biotechnology (2.21%)
Shire PLC	19,200	1,058,669

Building Products (2.53%)
China Lesso Group Holdings, Ltd.	370,000	284,372
Cie de Saint-Gobain	5,400	288,388
Tyman PLC	139,054	642,038

		1,214,798

Cable & Satellite (2.00%)
Megacable Holdings SAB de CV	71,351	288,962
Quebecor, Inc., Class B	20,300	671,866

		960,828

Coal & Consumable Fuels (1.14%)
Indo Tambangraya Megah Tbk PT	203,000	263,616
Tambang Batubara Bukit Asam Persero Tbk PT	316,000	283,536

		547,152

Commodity Chemicals (1.60%)
Mexichem SAB de CV	82,654	221,382
Petronas Chemicals Group Bhd	77,000	127,344
Zeon Corp.	39,000	417,441

		766,167

Communications Equipment (0.41%)
ADVA Optical Networking SE(c)	19,000	196,386

	Shares or Principal Amount	Value
Construction & Engineering (5.51%)
China Communications Construction Co., Ltd., Class H	190,000	$244,731
China State Construction International Holdings, Ltd.	230,000	393,550
Obayashi Corp.	44,000	518,414
Pembangunan Perumahan Persero Tbk PT	1,318,427	309,148
Penta-Ocean Construction Co., Ltd	58,000	330,549
Waskita Karya Persero Tbk PT	2,420,000	420,524
Wijaya Karya Persero Tbk PT	2,582,391	427,495

		2,644,411

Construction Materials (2.75%)
China Resources Cement Holdings, Ltd.	776,000	385,542
Cimsa Cimento Sanayi VE Ticaret AS	55,000	236,656
PPC, Ltd.(c)	930,000	376,259
Tipco Asphalt PCL	490,000	325,848

		1,324,305

Consumer Finance (0.40%)
Gentera SAB de CV	129,000	193,620

Department Stores (0.00%)(d)
Grupo Sanborns SAB de CV	630	738

Distillers & Vintners (0.79%)
Thai Beverage PCL	580,000	379,151

Diversified Banks (4.72%)
Bank Negara Indonesia Persero Tbk PT	520,000	255,682
Credicorp, Ltd.	1,100	197,329
Metropolitan Bank & Trust Co.	138,000	239,093
Mitsubishi UFJ Financial Group, Inc.	30,200	203,700
Siam Commercial Bank PCL	57,000	260,599
Sumitomo Mitsui Financial Group, Inc.	3,200	124,942
Toronto-Dominion Bank	12,400	624,877
Yes Bank, Ltd.	16,200	366,487

		2,272,709

Diversified Support Services (0.61%)
Cape PLC	120,000	293,106

Electric Utilities (6.05%)
Acciona SA	5,100	449,020
Chubu Electric Power Co., Inc.	20,000	265,973

	Shares or Principal Amount	Value
Electric Utilities (continued)
CK Infrastructure Holdings, Ltd.	28,000	$235,208
Emera, Inc.	6,000	223,057
Enel SpA	92,000	493,442
Energa SA	55,000	155,420
Iberdrola SA	64,000	507,163
Korea Electric Power Corp.	9,300	331,635
SSE PLC	13,000	245,977

		2,906,895

Electronic Components (0.86%)
Tongda Group Holdings, Ltd.	1,390,000	414,692

Electronic Equipment & Instruments (1.79%)
China Railway Signal & Communication Corp., Ltd., Class H	500,000	385,363
Ingenico Group SA	5,257	476,744

		862,107

Electronic Manufacturing Services (1.01%)
Fabrinet(c)	11,400	486,324

Environmental & Facilities Services (1.01%)
China Everbright International, Ltd.	390,000	486,411

Food Retail (0.96%)
Koninklijke Ahold Delhaize NV	24,200	461,912

Gold (4.26%)
Barrick Gold Corp.	32,600	518,614
Cia de Minas Buenaventura SAA, ADR	19,200	220,800
Randgold Resources, Ltd.	7,500	665,519
SEMAFO, Inc.(c)	131,000	302,043
Zijin Mining Group Co., Ltd., Class H	1,020,000	337,073

		2,044,049

Health Care Technology (0.47%)
M3, Inc.	8,200	226,208

Highways & Railtracks (0.59%)
Shenzhen Expressway Co., Ltd., Class H	310,000	282,142

Home Improvement Retail (0.49%)
Hornbach Holding AG & Co. KGaA	2,740	235,575

Hotels, Resorts & Cruise Lines (0.48%)
TUI AG	16,000	232,482

Household Appliances (0.49%)
Haier Electronics Group Co., Ltd.	89,750	233,341

	Shares or Principal Amount	Value
Independent Power Producers & Energy Traders (2.38%)
Aboitiz Power Corp.	290,000	$223,573
Electric Power Development Co., Ltd.	19,300	478,027
Electricity Generating PCL	52,000	327,523
First Gen Corp.	300,000	112,336

		1,141,459

Industrial Conglomerates (1.16%)
Seibu Holdings, Inc.	21,000	389,099
Shanghai Industrial Holdings, Ltd.	57,000	168,620

		557,719

Industrial Machinery (0.79%)
China Conch Venture Holdings, Ltd.	206,000	377,137

Integrated Oil & Gas (1.88%)
China Petroleum & Chemical Corp., Class H	244,000	191,052
LUKOIL PJSC, Sponsored ADR	4,600	224,210
Mol Hungarian Oil & Gas PLC	2,700	212,064
Rosneft Oil Co. PJSC, GDR	16,700	90,864
Suncor Energy, Inc.	6,200	181,152

		899,342

Integrated Telecommunication Services (1.86%)
KT Corp., Sponsored ADR	14,000	232,960
Orange SA	15,000	238,724
Telecom Italia SpA(c)	450,000	416,328

		888,012

Metal & Glass Containers (1.10%)
RPC Group PLC	54,000	529,233

Multi-Utilities (2.42%)
Engie SA	34,900	526,772
Veolia Environnement SA	30,000	634,698

		1,161,470

Oil & Gas Equipment & Services (2.51%)
Enerflex, Ltd.	29,300	425,221
John Wood Group PLC	18,000	150,394
SBM Offshore NV	15,000	240,280
U.S. Silica Holdings, Inc.	11,000	390,390

		1,206,285

Oil & Gas Exploration & Production (4.62%)
CNOOC, Ltd.	324,000	355,506
Diamondback Energy, Inc.(c)	5,076	450,800
DNO ASA(c)	570,000	522,777
Encana Corp.	16,000	140,777
Gulfport Energy Corp.(c)	21,574	318,217
Seven Generations Energy, Ltd., Class A(c)	25,200	431,595

		2,219,672

Oil & Gas Refining & Marketing (2.59%)
Idemitsu Kosan Co., Ltd.	9,300	264,573
JXTG Holdings, Inc.	60,500	264,718

	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (continued)
Petron Corp.	2,000,000	$383,518
SK Innovation Co., Ltd.	2,400	332,391

		1,245,200

Oil & Gas Storage & Transportation (0.90%)
Pembina Pipeline Corp.	13,000	430,560

Other Diversified Financial Services (1.25%)
ORIX Corp.	38,500	599,055

Packaged Foods & Meats (0.72%)
Maeil Dairies Co., Ltd.(c)	4,003	261,350
Maeil Holdings Co., Ltd.	3,596	85,960

		347,310

Paper Packaging (0.41%)
Rengo Co., Ltd.	34,000	197,394

Paper Products (0.70%)
Lee & Man Paper Manufacturing, Ltd.	360,000	334,008

Pharmaceuticals (4.43%)
Indivior PLC	56,000	228,028
Jubilant Life Sciences, Ltd.(c)	18,000	190,265
Luye Pharma Group, Ltd.	504,000	276,304
Roche Holding AG	3,100	792,096
Sawai Pharmaceutical Co., Ltd.	4,200	235,882
Shionogi & Co., Ltd.	3,800	211,880
UCB SA	2,700	185,696

		2,120,151

Publishing (0.88%)
Informa PLC	48,300	421,291

Regional Banks (2.38%)
Banregio Grupo Financiero SAB de CV	66,000	418,211
DGB Financial Group, Inc.	38,000	391,768
Grupo Financiero Interacciones SA de CV, Class O	62,955	331,239

		1,141,218

Renewable Electricity (0.01%)
China Everbright Greentech, Ltd.(c)	4,814	3,268

Restaurants (0.93%)
Domino’s Pizza Enterprises, Ltd.(a)	11,100	444,174

Semiconductor Equipment (0.60%)
ASML Holding NV	2,200	286,776

Semiconductors (2.58%)
NXP Semiconductors NV(c)	11,300	1,236,785

	Shares or Principal Amount	Value
Specialty Chemicals (0.48%)
Covestro AG	3,200	$231,981

Tobacco (1.11%)
KT&G Corp.	5,200	531,917

Trading Companies & Distributors (0.81%)
Mitsubishi Corp.	8,800	184,985
Sojitz Corp.	81,000	199,396

		384,381

Trucking (0.66%)
TFI International, Inc.	14,600	314,900

Water Utilities (1.01%)
Guangdong Investment, Ltd.	120,000	165,379
Pennon Group PLC	30,000	322,407

		487,786

Wireless Telecommunication Services (2.33%)
China Mobile, Ltd.	39,000	413,470
Indosat Tbk PT	67,250	32,799
SK Telecom Co., Ltd., Sponsored ADR	13,200	338,844
Turkcell Iletisim Hizmetleri AS	100,000	328,967

		1,114,080

Total Common Stocks
(Cost $44,075,822)		43,564,617

Collateral for Securities on Loan (1.39%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	663,808	663,808

Total Collateral for Securities on Loan
(Cost $663,808)		663,808

Short-Term Investments (8.94%)
Time Deposits (8.94%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	4,294,667	4,294,667

Total Short-Term Investments
(Cost $4,294,667)		4,294,667

Total Investments (101.08%)
(Cost $49,034,297)		$48,523,092
Liabilities Less Other Assets (-1.08%)		(522,098)

Net Assets (100.00%)		$48,000,994

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2017.
(b)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2017, these securities had an aggregate market value of $165,453 or 0.34% of total net assets.

(c)	Non-income producing security.
(d)	Less than 0.005%.

ADR- American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (June 30, 2017) (Unaudited)
Japan	10.65%
Canada	9.70%
Hong Kong	7.06%
China	6.04%
South Korea	5.23%
Indonesia	4.80%
Netherlands	4.64%
France	4.51%
United Kingdom	4.49%
Thailand	3.70%
Mexico	3.02%
Philippines	2.93%
United States	2.41%
Ireland	2.21%
Spain	2.00%
Italy	1.90%
Germany	1.86%
Switzerland	1.65%
Great Britain	1.41%
Jersey	1.39%
Turkey	1.18%
India	1.16%
Norway	1.09%
Australia	0.93%
Peru	0.87%
South Africa	0.78%
Russia	0.66%
Singapore	0.61%
Denmark	0.46%
Hungary	0.44%
Belgium	0.39%
Poland	0.32%
Malaysia	0.27%

90.76%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (June 30, 2017) (Unaudited)
Industrials	14.60%
Energy	13.64%
Utilities	11.87%
Materials	11.64%
Financial	8.75%
Information Technology	8.06%
Health Care	7.11%
Consumer Discretionary	6.34%
Telecommunication Services	4.84%
Consumer Staples	3.91%

90.76%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Electric Utilities	6.05%
Construction & Engineering	5.51%
Diversified Banks	4.72%
Oil & Gas Exploration & Production	4.62%
Pharmaceuticals	4.43%
Gold	4.26%
Construction Materials	2.75%
Oil & Gas Refining & Marketing	2.59%
Semiconductors	2.58%
Building Products	2.53%
Oil & Gas Equipment & Services	2.51%
Multi-Utilities	2.42%
Independent Power Producers & Energy Traders	2.38%
Regional Banks	2.38%
Wireless Telecommunication Services	2.33%
Biotechnology	2.21%
Cable & Satellite	2.00%
Integrated Oil & Gas	1.88%
Integrated Telecommunication Services	1.86%
Electronic Equipment & Instruments	1.79%
Commodity Chemicals	1.60%
Other Diversified Financial Services	1.25%
Industrial Conglomerates	1.16%
Coal & Consumable Fuels	1.14%
Tobacco	1.11%
Metal & Glass Containers	1.10%
Advertising	1.07%
Water Utilities	1.01%
Electronic Manufacturing Services	1.01%
Environmental & Facilities Services	1.01%
Other Industries (each less than 1%)	17.50%

90.76%

Percentages are based upon common stocks as a percentage of net assets.

ICON Bond Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (67.09%)
Consumer Discretionary (6.86%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	$500,000	$515,000
Mattamy Group Corp.
6.50%, 11/15/20(a)	500,000	510,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	2,400,000	2,568,000
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/22	200,000	205,750
Sirius XM Radio, Inc.
5.25%, 08/15/22(a)	1,250,000	1,283,450
WCI Communities, Inc. / Lennar Corp.
6.88%, 08/15/21	335,000	348,631

		5,430,831

Consumer Staples (6.43%)
Altria Group, Inc.
9.25%, 08/06/19	570,000	654,369
HRG Group, Inc.
7.88%, 07/15/19	1,325,000	1,358,125
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	2,871,000	3,077,210

		5,089,704

Energy (7.82%)
MPLX LP
5.50%, 02/15/23	2,500,000	2,566,925
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	1,250,000	1,287,500
Regency Energy Partners LP / Regency Energy Finance Corp.
5.50%, 04/15/23	250,000	258,750
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/23	2,000,000	2,075,240

		6,188,415

Financial (21.09%)
American Equity Investment Life Holding Co.
6.63%, 07/15/21	500,000	517,212
Berkshire Hathaway, Inc.
2.75%, 03/15/23	1,000,000	1,013,120
CBRE Services, Inc.
5.00%, 03/15/23	680,000	708,476

	Shares or Principal Amount	Value
Financial (continued)
Credit Acceptance Corp.
6.13%, 02/15/21	$1,000,000	$1,025,000
E*TRADE Financial Corp.
5.38%, 11/15/22	1,347,000	1,415,958
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,110,000
Greystar Real Estate Partners LLC
8.25%, 12/01/22(a)	300,000	323,250
Infinity Property & Casualty Corp.
5.00%, 09/19/22	640,000	681,262
International Lease Finance Corp.
5.88%, 08/15/22	1,500,000	1,693,251
8.25%, 12/15/20	1,113,000	1,310,348
Prudential Financial, Inc.
8.88%, 06/15/38(b)(d)	3,200,000	3,400,992
Radian Group, Inc.
5.50%, 06/01/19	750,000	787,500
Raymond James Financial, Inc.
5.63%, 04/01/24	1,500,000	1,706,939

		16,693,308

Health Care (2.99%)
Abbott Laboratories
3.88%, 09/15/25	535,000	550,312
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,058,750
Universal Health Services, Inc.
4.75%, 08/01/22(a)	730,000	754,638

		2,363,700

Industrials (11.67%)
AECOM
5.75%, 10/15/22	1,110,000	1,161,337
Aircastle, Ltd.
5.00%, 04/01/23	1,895,000	2,022,913
Allegion PLC
5.88%, 09/15/23	1,325,000	1,424,375
Covanta Holding Corp.
6.38%, 10/01/22	347,000	357,410
EnPro Industries, Inc.
5.88%, 09/15/22	722,000	752,685
Spirit AeroSystems, Inc.
5.25%, 03/15/22	3,392,000	3,519,509

		9,238,229

	Shares or Principal Amount	Value
Information Technology (6.68%)
Amkor Technology, Inc.
6.38%, 10/01/22	$1,000,000	$1,041,250
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)(b)	852,000	936,589
Micron Technology, Inc.
7.50%, 09/15/23	500,000	559,350
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	2,550,000	2,750,812

		5,288,001

Materials (1.77%)
Chemtura Corp.
5.75%, 07/15/21	250,000	257,500
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(a)	1,000,000	1,138,750

		1,396,250

Telecommunication Services (0.13%)
Level 3 Communications, Inc.
5.75%, 12/01/22	100,000	103,750

Utilities (1.65%)
DPL, Inc.
6.75%, 10/01/19	1,250,000	1,306,250

Total Corporate Bonds
(Cost $53,184,010)		53,098,438

Convertible Corporate Bonds (4.86%)
Telecommunication Services (4.86%)
Clearwire Communications LLC / Clearwire Finance, Inc. 8.25%, 12/01/40(a)	3,750,000	3,843,750

Total Convertible Corporate Bonds
(Cost $3,868,382)		3,843,750

U.S. Treasury Obligations (8.82%)
U.S. Treasury Bond
2.25%, 02/15/27	4,000,000	3,982,188
U.S. Treasury Note
1.88%, 05/31/22	1,000,000	999,844
U.S. Treasury Note
1.88%, 01/31/22	2,000,000	2,002,344

Total U.S. Treasury Obligations
(Cost $6,938,639)		6,984,376

	Shares or Principal Amount	Value
U.S. Treasury Obligations (continued)
Preferred Stocks (7.94%)
Diversified Banks (3.07%)
JPMorgan Chase & Co.	11,000	$296,450
Wells Fargo & Co.	82,317	2,132,833

		2,429,283

Diversified REITs (3.09%)
Gramercy Property Trust(b)(c)	90,691	2,448,657

Property & Casualty Insurance (0.74%)
Argo Group US, Inc.	23,193	587,015

Reinsurance (1.04%)
Maiden Holdings North America, Ltd.(b)	30,528	820,898

Total Preferred Stocks
(Cost $6,198,533)		6,285,853

Closed-End Mutual Funds (9.29%)
BlackRock Defined Opportunity Credit Trust	136,131	1,351,781
Deutsche Global High Income Fund, Inc.	118,377	1,031,063
Deutsche Multi-Market Income Trust	82,145	722,876
Morgan Stanley Income Securities, Inc.	126,785	2,310,023
Nuveen High Income December 2018 Target Term Fund	2,316	23,299
Pacholder High Yield Fund, Inc.	240,103	1,911,220

Total Closed-End Mutual Funds
(Cost $7,519,116)		7,350,262

Collateral for Securities on Loan (2.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	1,592,638	1,592,638

Total Collateral for Securities on Loan
(Cost $1,592,638)		1,592,638

	Shares or Principal Amount	Value
Short-Term Investments (0.90%)
Time Deposits (0.90%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	709,746	$709,746

Total Short-Term Investments
(Cost $709,746)		709,746

Total Investments (100.91%)
(Cost $80,011,064)		$79,865,063

Liabilities Less Other Assets (-0.91%)		(720,410)

Net Assets (100.00%)		$79,144,653

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, these securities had a total aggregate market value of $17,701,449, representing 22.37% of net assets.
(b)	All or a portion of the security was on loan as of June 30, 2017.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2017 was $3,736,157, which represent 4.72% of the Fund’s net assets.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2017.

REIT—Real Estate Investment Trust

Credit Diversification (June 30 2017) (Unaudited)
A3	0.83%
Aa2	1.28%
Aaa	8.82%
B1	8.23%
B2	1.19%
B3	4.86%
Ba1	7.43%
Ba2	5.65%
Ba3	7.43%
Baa1	0.00%
Baa2	11.91%
Baa3	20.86%
BBB-*	0.65%
Caa1	1.63%

Total:	80.77%

* Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON Equity Income Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (5.28%)
Consumer Staples (0.33%)
HRG Group, Inc.
7.88%, 07/15/19	$278,000	$284,950

Energy (0.60%)
MPLX LP
5.50%, 02/15/23	500,000	513,385

Financial (0.87%)
E*TRADE Financial Corp.
5.38%, 11/15/22	200,000	210,239
Prudential Financial, Inc.
8.88%, 06/15/38(a)	500,000	531,405

		741,644

Health Care (0.25%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	211,750

Industrials (1.54%)
AECOM
5.75%, 10/15/22	200,000	209,250
Spirit AeroSystems, Inc.
5.25%, 03/15/22	1,066,000	1,106,072

		1,315,322

Information Technology (0.32%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(c)	250,000	269,687

Materials (0.94%)
Chemtura Corp.
5.75%, 07/15/21	250,000	257,500
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(c)	250,000	284,687
Westlake Chemical Corp.
4.88%, 05/15/23	250,000	260,313

		802,500

Telecommunication Services (0.12%)
Level 3 Communications, Inc.
5.75%, 12/01/22	100,000	103,750

	Shares or Principal Amount	Value
Utilities (0.31%)
DPL, Inc.
6.75%, 10/01/19	$250,000	$261,250

Total Corporate Bonds
(Cost $4,527,680)		4,504,238

Convertible Corporate Bonds (0.42%)
Telecommunication Services (0.42%)
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25%, 12/01/40(c)	350,000	358,750

Total Convertible Corporate Bonds
(Cost $359,516)		358,750

Common Stocks (81.60%)
Application Software (0.90%)
Open Text Corp.	24,200	763,268

Asset Management & Custody Banks (3.63%)
Arlington Asset Investment Corp., Class A	107,600	1,470,892
Main Street Capital Corp.	42,400	1,630,704

		3,101,596

Auto Parts & Equipment (1.98%)
Magna International, Inc.	36,500	1,691,045

Automobile Manufacturers (1.45%)
Ford Motor Co.	110,900	1,240,971

Biotechnology (1.95%)
AbbVie, Inc.	23,000	1,667,730

Building Products (1.79%)
Johnson Controls International PLC	35,300	1,530,608

Communications Equipment (2.54%)
Motorola Solutions, Inc.	15,200	1,318,448
Oclaro, Inc.(b)(d)	90,600	846,204

		2,164,652

Data Processing & Outsourced Services (3.16%)
Automatic Data Processing, Inc.	10,800	1,106,568
Broadridge Financial Solutions, Inc.	21,000	1,586,760

		2,693,328

	Shares or Principal Amount	Value
Diversified Banks (4.18%)
Bank of America Corp.	66,700	$1,618,142
JPMorgan Chase & Co.	21,300	1,946,820

		3,564,962

Electric Utilities (0.70%)
Eversource Energy	9,900	601,029

Electronic Manufacturing Services (1.38%)
TE Connectivity, Ltd.	15,000	1,180,200

Fertilizers & Agricultural Chemicals (1.26%)
Agrium, Inc.	11,900	1,076,831

Gas Utilities (1.34%)
National Fuel Gas Co.(b)	20,500	1,144,720

Hotels, Resorts & Cruise Lines (0.71%)
Wyndham Worldwide Corp.	6,000	602,460

Household Appliances (1.48%)
Whirlpool Corp.	6,600	1,264,692

Integrated Oil & Gas (0.98%)
Exxon Mobil Corp.	10,400	839,592

Integrated Telecommunication Services (0.97%)
Verizon Communications, Inc.	18,500	826,210

Internet Software & Services (3.01%)
Facebook, Inc., Class A(d)	8,300	1,253,134
LogMeIn, Inc.	12,600	1,316,700

		2,569,834

Investment Banking & Brokerage (3.85%)
BGC Partners, Inc., Class A	131,900	1,667,216
Morgan Stanley	36,400	1,621,984

		3,289,200

IT Consulting & Other Services (0.98%)
DXC Technology Co.	10,900	836,248

Managed Health Care (1.28%)
UnitedHealth Group, Inc.	5,900	1,093,978

Movies & Entertainment (1.17%)
Regal Entertainment Group, Class A(b)	48,600	994,356

Multi-line Insurance (1.26%)
Hartford Financial Services Group, Inc.	20,400	1,072,428

Multi-Utilities (2.05%)
CenterPoint Energy, Inc.	32,500	889,850

	Shares or Principal Amount	Value
Multi-Utilities (continued)
NiSource, Inc.	34,000	$862,240

		1,752,090

Oil & Gas Equipment & Services (1.44%)
RPC, Inc.(b)	60,600	1,224,726

Oil & Gas Exploration & Production (4.40%)
Diamondback Energy, Inc.(d)	19,600	1,740,676
EOG Resources, Inc.	9,600	868,992
Gulfport Energy Corp.(d)	77,400	1,141,650

		3,751,318

Oil & Gas Storage & Transportation (0.84%)
Teekay LNG Partners L.P.	46,899	719,900

Packaged Foods & Meats (1.43%)
Kellogg Co.	17,600	1,222,496

Pharmaceuticals (6.27%)
Allergan PLC	4,500	1,093,905
Eli Lilly & Co.	15,400	1,267,420
Merck & Co., Inc.	19,400	1,243,346
Pfizer, Inc.	51,700	1,736,603

		5,341,274

Property & Casualty Insurance (3.08%)
Stewart Information Services Corp.	20,800	943,904
Universal Insurance Holdings, Inc.	33,800	851,760
XL Group, Ltd.	18,900	827,820

		2,623,484

Regional Banks (5.07%)
Fifth Third Bancorp	58,400	1,516,064
First Commonwealth Financial Corp.	109,800	1,392,264
Valley National Bancorp	120,000	1,417,200

		4,325,528

Reinsurance (1.23%)
Maiden Holdings, Ltd.	94,300	1,046,730

Renewable Electricity (1.05%)
8Point3 Energy Partners L.P.	59,189	895,529

Semiconductors (5.72%)
Broadcom, Ltd.	3,500	815,675
Cypress Semiconductor Corp.(b)	59,300	809,445
Intel Corp.	25,100	846,874
Marvell Technology Group, Ltd.	48,200	796,264
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	46,200	1,615,152

		4,883,410

Soft Drinks (1.40%)
Dr. Pepper Snapple Group, Inc.	13,100	1,193,541

	Shares or Principal Amount	Value
Technology Hardware, Storage & Peripherals (1.92%)
Apple, Inc.	11,400	$1,641,828

Thrifts & Mortgage Finance (2.04%)
Dime Community Bancshares, Inc.	43,600	854,560
Essent Group, Ltd.(d)	23,900	887,646

		1,742,206

Tobacco (0.98%)
Philip Morris International, Inc.	7,100	833,895

Water Utilities (0.73%)
Consolidated Water Co., Ltd.	50,196	622,430

Total Common Stocks
(Cost $66,114,903)		69,630,323

Preferred Stocks (1.37%)
Diversified Banks (0.21%)
Wells Fargo & Co., Series J	6,999	181,344

Diversified REITs (0.73%)
Gramercy Property Trust, Inc., Series A(e)	23,105	623,835

Reinsurance (0.43%)
Maiden Holdings North America, Ltd.	13,529	363,795

Total Preferred Stocks
(Cost $1,142,739)		1,168,974

Convertible Preferred Stocks (0.61%)
Diversified Banks (0.61%)
Wells Fargo & Co., Series L	400	524,444

Total Convertible Preferred Stocks
(Cost $490,411)		524,444

Closed-End Mutual Funds (8.00%)
BlackRock Defined Opportunity Credit Trust	134,460	1,335,188
BlackRock Enhanced Government Fund, Inc.	16,651	221,625
BlackRock Income Trust, Inc.	57,147	364,026
Deutsche Global High Income Fund, Inc.	83,815	730,029
Deutsche High Income Opportunities Fund, Inc.	2,215	32,959
Deutsche Multi-Market Income Trust	67,583	594,730

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Eaton Vance High Income 2021 Target Term Trust	57,174	$578,029
Morgan Stanley Income Securities, Inc.	75,069	1,367,757
Nuveen High Income December 2018 Target Term Fund	47,677	479,631
Pacholder High Yield Fund, Inc.	140,626	1,119,383

Total Closed-End Mutual Funds
(Cost $7,183,318)		6,823,357

Underlying Security/Expiration Date/Exercise Price	Contracts	Value
Put Options Purchased (0.15%)
S&P 500 Index
09/15/17, 2,350	20	46,600
10/20/17, 2,300	30	84,000

		130,600

Total Put Options Purchased
(Cost $173,777)		130,600

Collateral for Securities on Loan (3.98%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	3,397,887	3,397,887

Total Collateral for Securities on Loan
(Cost $3,397,887)		3,397,887

Short-Term Investments (1.60%)
Time Deposits (1.60%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	1,366,797	1,366,797

Total Short-Term Investments
(Cost $1,366,797)		1,366,797

Total Investments (103.01%)
(Cost $84,757,028)		$87,905,370
Liabilities Less Other Assets (-3.01%)		(2,568,522)

Net Assets (100.00%)		$85,336,848

The accompanying notes are an integral part of the schedule of investments.

(a)	Floating Rate Security. Rate disclosed is as of June 30, 2017.

(b)	All or a portion of the security was on loan as of June 30, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, these securities had a total aggregate market value of $913,124, representing 1.07% of net assets.
(d)	Non-income producing security.
(e)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2017 was $623,835 which represent 0.73% of the Fund’s net assets.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Sector Composition (June 30, 2017) (Unaudited)
Financial	25.59%
Information Technology	19.61%
Health Care	9.50%
Energy	7.66%
Consumer Discretionary	6.79%
Utilities	5.87%
Consumer Staples	3.81%
Industrials	1.79%
Materials	1.26%
Telecommunication Services	0.97%
Real Estate	0.73%

83.58%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Pharmaceuticals	6.27%
Semiconductors	5.72%
Regional Banks	5.07%
Diversified Banks	5.00%
Oil & Gas Exploration & Production	4.40%
Investment Banking & Brokerage	3.85%
Asset Management & Custody Banks	3.63%
Data Processing & Outsourced Services	3.16%
Property & Casualty Insurance	3.08%
Internet Software & Services	3.01%
Communications Equipment	2.54%
Multi-Utilities	2.05%
Thrifts & Mortgage Finance	2.04%
Auto Parts & Equipment	1.98%
Biotechnology	1.95%
Technology Hardware, Storage & Peripherals	1.92%
Building Products	1.79%
Reinsurance	1.66%
Household Appliances	1.48%
Automobile Manufacturers	1.45%

Oil & Gas Equipment & Services	1.44%
Packaged Foods & Meats	1.43%
Soft Drinks	1.40%
Electronic Manufacturing Services	1.38%
Gas Utilities	1.34%
Managed Health Care	1.28%
Multi-line Insurance	1.26%
Fertilizers & Agricultural Chemicals	1.26%
Movies & Entertainment	1.17%
Renewable Electricity	1.05%
Other Industries (each less than 1%)	8.52%

83.58%

Percentages are based upon common, preferred, and convertible preferred stocks as a percentage of net assets.

ICON Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.75%)
Application Software (4.00%)
Adobe Systems, Inc.(a)	14,000	$1,980,160

Auto Parts & Equipment (2.23%)
Magna International, Inc.	23,800	1,102,654

Biotechnology (7.59%)
Celgene Corp.(a)	20,400	2,649,348
Vertex Pharmaceuticals, Inc.(a)	8,600	1,108,282

		3,757,630

Building Products (3.60%)
Masco Corp.	46,600	1,780,586

Construction Materials (6.25%)
Eagle Materials, Inc.	7,700	711,634
Martin Marietta Materials, Inc.	10,700	2,381,606

		3,093,240

Data Processing & Outsourced Services (1.93%)
Total System Services, Inc.	16,400	955,300

Diversified Banks (8.92%)
Bank of America Corp.	182,000	4,415,320

Home Improvement Retail (5.86%)
Home Depot, Inc.	18,900	2,899,260

Homebuilding (3.84%)
PulteGroup, Inc.	77,500	1,901,075

Hotels, Resorts & Cruise Lines (5.06%)
Royal Caribbean Cruises, Ltd.	5,700	622,611
Wyndham Worldwide Corp.	18,700	1,877,667

		2,500,278

Household Appliances (3.33%)
Whirlpool Corp.	8,600	1,647,932

Internet & Direct Marketing Retail (1.17%)
Amazon.com, Inc.(a)	600	580,800

Internet Software & Services (3.94%)
CoStar Group, Inc.(a)	3,900	1,028,040
Facebook, Inc., Class A(a)	6,100	920,978

		1,949,018

Multi-line Insurance (2.06%)
American International Group, Inc.	16,300	1,019,076

	Shares or Principal Amount	Value

Paper Packaging (2.70%)
Avery Dennison Corp.	15,100	$1,334,387

Pharmaceuticals (4.81%)
Jazz Pharmaceuticals PLC(a)	15,300	2,379,150

Real Estate Services (2.26%)
CBRE Group, Inc., Class A(a)	30,700	1,117,480

Regional Banks (12.61%)
Fifth Third Bancorp	92,300	2,396,108
Signature Bank(a)	16,600	2,382,598
SVB Financial Group(a)	8,300	1,459,057

		6,237,763

Semiconductor Equipment (1.86%)
Applied Materials, Inc.	22,300	921,213

Semiconductors (13.34%)
Broadcom, Ltd.	2,400	559,320
NXP Semiconductors NV(a)	17,600	1,926,320
Qorvo, Inc.(a)	20,300	1,285,396
Skyworks Solutions, Inc.	29,500	2,830,525

		6,601,561

Specialty Stores (1.39%)
Ulta Beauty, Inc.(a)	2,400	689,616

Total Common Stocks
(Cost $37,325,756)		48,863,499

Short-Term Investments (1.34%)
Time Deposits (1.34%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	660,243	660,243

Total Short-Term Investments
(Cost $660,243)		660,243

Total Investments (100.09%)
(Cost $37,985,999)		$49,523,742
Liabilities Less Other Assets (-0.09%)		(42,258)

Net Assets (100.00%)		$49,481,484

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

Sector Composition (June 30, 2017) (Unaudited)
Information Technology	25.07%
Financial	23.59%
Consumer Discretionary	22.88%
Health Care	12.40%
Materials	8.95%
Industrials	3.60%
Real Estate	2.26%

98.75%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Semiconductors	13.34%
Regional Banks	12.61%
Diversified Banks	8.92%
Biotechnology	7.59%
Construction Materials	6.25%
Home Improvement Retail	5.86%
Hotels, Resorts & Cruise Lines	5.06%
Pharmaceuticals	4.81%
Application Software	4.00%
Internet Software & Services	3.94%
Homebuilding	3.84%
Building Products	3.60%
Household Appliances	3.33%
Paper Packaging	2.70%
Real Estate Services	2.26%
Auto Parts & Equipment	2.23%
Multi-line Insurance	2.06%
Data Processing & Outsourced Services	1.93%
Semiconductor Equipment	1.86%
Specialty Stores	1.39%
Internet & Direct Marketing Retail	1.17%

98.75%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.03%)
Application Software (2.70%)
Adobe Systems, Inc.(a)	4,200	$594,048

Auto Parts & Equipment (1.24%)
Magna International, Inc.	5,900	273,347

Biotechnology (7.18%)
Celgene Corp.(a)	7,300	948,051
Vertex Pharmaceuticals, Inc.(a)	4,900	631,463

		1,579,514

Building Products (3.14%)
Masco Corp.	18,100	691,601

Construction Materials (5.55%)
Eagle Materials, Inc.	4,300	397,406
Martin Marietta Materials, Inc.	3,700	823,546

		1,220,952

Data Processing & Outsourced Services (6.49%)
Mastercard, Inc., Class A	8,000	971,600
Total System Services, Inc.	7,800	454,350

		1,425,950

Diversified Banks (7.80%)
Bank of America Corp.	70,700	1,715,182

Health Care Facilities (1.39%)
Universal Health Services, Inc., Class B	2,500	305,200

Home Improvement Retail (2.30%)
Home Depot, Inc.	3,300	506,220

Homebuilding (3.94%)
PulteGroup, Inc.	35,300	865,909

Hotels, Resorts & Cruise Lines (6.61%)
Royal Caribbean Cruises, Ltd.	3,100	338,613
Wyndham Worldwide Corp.	11,100	1,114,551

		1,453,164

Household Appliances (3.31%)
Whirlpool Corp.	3,800	728,156

Insurance Brokers (2.60%)
Arthur J Gallagher & Co.	10,000	572,500

Internet Software & Services (1.77%)
CoStar Group, Inc.(a)	700	184,520
SINA Corp.(a)	2,400	203,928

		388,448

	Shares or Principal Amount	Value
Multi-line Insurance (1.54%)
American International Group, Inc.	5,400	$337,608

Pharmaceuticals (4.60%)
Jazz Pharmaceuticals PLC(a)	6,500	1,010,750

Regional Banks (14.51%)
Fifth Third Bancorp	29,400	763,224
First Commonwealth Financial Corp.	25,000	317,000
Signature Bank(a)	9,200	1,320,476
SVB Financial Group(a)	4,500	791,055

		3,191,755

Semiconductor Equipment (1.41%)
Applied Materials, Inc.	7,500	309,825

Semiconductors (13.95%)
Broadcom, Ltd.	900	209,745
Cypress Semiconductor Corp.(b)	30,200	412,230
Micron Technology, Inc.(a)	13,900	415,054
NXP Semiconductors NV(a)	5,200	569,140
Qorvo, Inc.(a)	6,300	398,916
Skyworks Solutions, Inc.	11,100	1,065,045

		3,070,130

Total Common Stocks
(Cost $15,660,256)		20,240,259

Collateral for Securities on Loan (1.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	430,350	430,350

Total Collateral for Securities on Loan
(Cost $430,350)		430,350

Short-Term Investments (8.76%)
Time Deposits (8.76%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	1,925,757	1,925,757

Total Short-Term Investments
(Cost $1,925,757)		1,925,757

Value
Total Investments (102.75%)
(Cost $18,016,363)	$22,596,366
Liabilities Less Other Assets (-2.75%)	(603,658)

Net Assets (100.00%)	$21,992,708

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

Sector Composition (June 30, 2017) (Unaudited)
Financial	26.45%
Information Technology	26.32%
Consumer Discretionary	17.40%
Health Care	13.17%
Materials	5.55%
Industrials	3.14%

92.03%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Regional Banks	14.51%
Semiconductors	13.95%
Diversified Banks	7.80%
Biotechnology	7.18%
Hotels, Resorts & Cruise Lines	6.61%
Data Processing & Outsourced Services	6.49%
Construction Materials	5.55%
Pharmaceuticals	4.60%
Homebuilding	3.94%
Household Appliances	3.31%
Building Products	3.14%
Application Software	2.70%
Insurance Brokers	2.60%
Home Improvement Retail	2.30%
Internet Software & Services	1.77%
Multi-line Insurance	1.54%
Semiconductor Equipment	1.41%
Health Care Facilities	1.39%
Auto Parts & Equipment	1.24%

92.03%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.17%)
Aerospace & Defense (1.83%)
Hexcel Corp.	6,255	$330,202

Auto Parts & Equipment (7.61%)
Modine Manufacturing Co.(a)	53,148	879,600
Tower International, Inc.	22,000	493,900

		1,373,500

Automobile Manufacturers (1.92%)
Winnebago Industries, Inc.	9,900	346,500

Biotechnology (2.40%)
Ligand Pharmaceuticals, Inc.(a)	3,575	434,005

Building Products (8.22%)
Armstrong World Industries, Inc.(a)	3,900	179,400
Builders FirstSource, Inc.(a)	43,500	666,420
PGT Innovations, Inc.(a)	49,900	638,720

		1,484,540

Communications Equipment (7.77%)
ARRIS International PLC(a)	5,700	159,714
CalAmp Corp.(a)	31,800	646,494
Finisar Corp.(a)	23,000	597,540

		1,403,748

Electronic Equipment & Instruments (3.48%)
Coherent, Inc.(a)	2,794	628,622

Electronic Manufacturing Services (7.11%)
Fabrinet(a)	13,400	571,644
IPG Photonics Corp.(a)	4,900	710,990

		1,282,634

Health Care Equipment (2.31%)
LivaNova PLC(a)	6,800	416,228

Home Furnishings (2.43%)
La-Z-Boy, Inc.	13,500	438,750

Homebuilding (7.88%)
KB Home	35,000	838,950
M/I Homes, Inc.(a)	20,400	582,420

		1,421,370

Internet & Direct Marketing Retail (3.66%)
Nutrisystem, Inc.	12,700	661,035

Internet Software & Services (2.88%)
j2 Global, Inc.	6,114	520,240

	Shares or Principal Amount	Value
Leisure Products (4.00%)
Brunswick Corp.	11,500	$721,395

Life & Health Insurance (1.20%)
CNO Financial Group, Inc.	10,400	217,152

Life Sciences Tools & Services (1.68%)
Charles River Laboratories International, Inc.(a)	3,000	303,450

Paper Packaging (1.81%)
Avery Dennison Corp.	3,700	326,969

Pharmaceuticals (3.79%)
Impax Laboratories, Inc.(a)	24,800	399,280
Innoviva, Inc.(a)	22,329	285,811

		685,091

Property & Casualty Insurance (1.46%)
United Insurance Holdings Corp.	16,700	262,691

Regional Banks (7.67%)
Bank of the Ozarks, Inc.	6,700	314,029
First Commonwealth Financial Corp.	40,000	507,200
Webster Financial Corp.	10,800	563,976

		1,385,205

Semiconductor Equipment (5.41%)
Photronics, Inc.(a)	30,700	288,580
Teradyne, Inc.	22,909	687,957

		976,537

Semiconductors (8.08%)
Cypress Semiconductor Corp.(b)	19,400	264,810
Inphi Corp.(a)	4,200	144,060
MACOM Technology Solutions Holdings, Inc.(a)	10,594	590,827
Microsemi Corp.(a)	9,800	458,640

		1,458,337

Specialty Chemicals (1.11%)
Kraton Corp.(a)	5,800	199,752

Thrifts & Mortgage Finance (4.46%)
BofI Holding, Inc.(a)(b)	18,000	426,960
Essent Group, Ltd.(a)	10,200	378,828

		805,788

Total Common Stocks
(Cost $13,947,850)		18,083,741

	Shares or Principal Amount	Value
Collateral for Securities on Loan (3.97%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	$717,450	$717,450

Total Collateral for Securities on Loan
(Cost $717,450)		717,450

Short-Term Investments (0.05%)
Time Deposits (0.05%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	8,690	8,690

Total Short-Term Investments
(Cost $8,690)		8,690

Total Investments (104.19%)
(Cost $14,673,990)		$18,809,881
Liabilities Less Other Assets (-4.19%)		(757,855)

Net Assets (100.00%)		$18,052,026

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2017.

Sector Composition (June 30, 2017) (Unaudited)
Information Technology	34.73%
Consumer Discretionary	27.50%
Financial	14.79%
Health Care	10.18%
Industrials	10.05%
Materials	2.92%

100.17%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Building Products	8.22%
Semiconductors	8.08%
Homebuilding	7.88%
Communications Equipment	7.77%
Regional Banks	7.67%
Auto Parts & Equipment	7.61%
Electronic Manufacturing Services	7.11%
Semiconductor Equipment	5.41%
Thrifts & Mortgage Finance	4.46%
Leisure Products	4.00%
Pharmaceuticals	3.79%
Internet & Direct Marketing Retail	3.66%
Electronic Equipment & Instruments	3.48%
Internet Software & Services	2.88%
Home Furnishings	2.43%
Biotechnology	2.40%
Health Care Equipment	2.31%
Automobile Manufacturers	1.92%
Aerospace & Defense	1.83%
Paper Packaging	1.81%
Life Sciences Tools & Services	1.68%
Property & Casualty Insurance	1.46%
Life & Health Insurance	1.20%
Specialty Chemicals	1.11%

100.17%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (24.34%)
Consumer Discretionary (2.47%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	$100,000	$103,000
Mattamy Group Corp.
6.50%, 11/15/20(a)	100,000	102,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	200,000	214,000
Sirius XM Radio, Inc.
5.25%, 08/15/22(a)	500,000	513,380

		932,380

Consumer Staples (1.15%)
Altria Group, Inc.
9.25%, 08/06/19	100,000	114,802
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	300,000	321,547

		436,349

Energy (3.05%)
MPLX LP
5.50%, 02/15/23	400,000	410,708
Overseas Shipholding Group, Inc.
8.13%, 03/30/18(c)	125,000	128,750
Tesoro Corp.
4.25%, 10/01/17	300,000	300,750
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/23	300,000	311,286

		1,151,494

Financial (9.06%)
American Equity Investment Life Holding Co.
6.63%, 07/15/21	200,000	206,885
Berkshire Hathaway, Inc.
2.75%, 03/15/23	450,000	455,904
Citigroup, Inc.
6.88%, 06/01/25	250,000	300,882
E*TRADE Financial Corp.
5.38%, 11/15/22	260,000	273,310
GFI Group, Inc.
8.38%, 07/19/18	150,000	158,250
International Lease Finance Corp.
5.88%, 08/15/22	300,000	338,650
Prudential Financial, Inc.
8.88%, 06/15/38(d)	500,000	531,405
Raymond James Financial, Inc.
5.63%, 04/01/24	300,000	341,388

	Shares or Principal Amount	Value
Financial (continued)
RBC U.S.A. Holdco Corp.
5.25%, 09/15/20	$378,000	$410,718
SAFG Retirement Services, Inc.
8.13%, 04/28/23	326,000	409,054

		3,426,446

Health Care (0.69%)
Abbott Laboratories
3.88%, 09/15/25	150,000	154,293
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	105,875

		260,168

Industrials (3.60%)
AECOM
5.75%, 10/15/22	250,000	261,562
Aircastle, Ltd.
5.00%, 04/01/23	200,000	213,500
Allegion PLC
5.88%, 09/15/23	340,000	365,500
Spirit AeroSystems, Inc.
5.25%, 03/15/22	500,000	518,796

		1,359,358

Information Technology (2.21%)
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	104,125
Corning, Inc.
7.25%, 08/15/36	150,000	184,166
Micron Technology, Inc.
7.50%, 09/15/23	200,000	223,740
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	323,625

		835,656

Materials (1.02%)
Chemtura Corp.
5.75%, 07/15/21	100,000	103,000
FMG Resources (August 2006) Pty., Ltd.
9.75%, 03/01/22(a)	250,000	284,688

		387,688

Real Estate (0.40%)
Select Income REIT
4.50%, 02/01/25	150,000	150,232

	Shares or Principal Amount	Value
Utilities (0.69%)
DPL, Inc.
6.75%, 10/01/19	$250,000	$261,250

Total Corporate Bonds
(Cost $9,237,027)		9,201,021

Convertible Corporate Bonds (1.36%)
Telecommunication Services (1.36%)
Clearwire Communications LLC / Clearwire Finance, Inc. 8.25%, 12/01/40(a)	500,000	512,500

Total Convertible Corporate Bonds
(Cost $511,728)		512,500

U.S. Treasury Obligations (13.04%)
U.S. Treasury Bond
2.25%, 02/15/27	1,200,000	1,194,657
U.S. Treasury Bond
1.50%, 08/15/26	1,000,000	935,547
U.S. Treasury Note
1.88%, 05/31/22	1,800,000	1,799,719
U.S. Treasury Note
1.88%, 01/31/22	1,000,000	1,001,172

Total U.S. Treasury Obligations
(Cost $4,934,812)		4,931,095

Common Stocks (46.24%)
Aerospace & Defense (2.16%)
Boeing Co.	400	79,100
Orbital ATK, Inc.	4,195	412,620
Rockwell Collins, Inc.	620	65,150
Spirit AeroSystems Holdings, Inc., Class A	4,500	260,730

		817,600

Airlines (0.26%)
Delta Air Lines, Inc.	1,800	96,732

Application Software (0.41%)
CDK Global, Inc.	2,500	155,150

Asset Management & Custody Banks (0.29%)
Invesco, Ltd.	3,100	109,089

Auto Parts & Equipment (0.61%)
Magna International, Inc.	5,000	231,650

	Shares or Principal Amount	Value
Automotive Retail (0.59%)
AutoZone, Inc.(e)	120	$68,455
O’Reilly Automotive, Inc.(e)	700	153,118

		221,573

Biotechnology (1.37%)
AbbVie, Inc.	500	36,255
Celgene Corp.(e)	1,500	194,805
China Biologic Products, Inc.(e)	500	56,550
Ligand Pharmaceuticals, Inc.(b)(e)	500	60,700
Shire PLC, ADR	1,000	165,270

		513,580

Brewers (0.11%)
Molson Coors Brewing Co., Class B	500	43,170

Broadcasting (0.20%)
CBS Corp., Class B	1,200	76,536

Building Products (1.29%)
Johnson Controls International PLC	6,800	294,848
Masco Corp.	5,000	191,050

		485,898

Cable & Satellite (0.27%)
Comcast Corp., Class A	2,600	101,192

Commercial Printing (0.22%)
Deluxe Corp.	1,200	83,064

Commodity Chemicals (0.45%)
LyondellBasell Industries NV, Class A	2,000	168,780

Construction Machinery & Heavy Trucks (0.25%)
Allison Transmission Holdings, Inc.	2,500	93,775

Construction Materials (0.18%)
Martin Marietta Materials, Inc.	300	66,774

Consumer Finance (1.38%)
Discover Financial Services	8,400	522,396

Data Processing & Outsourced Services (2.10%)
Mastercard, Inc., Class A	3,300	400,785
Visa, Inc., Class A	4,200	393,876

		794,661

Distillers & Vintners (0.26%)
Constellation Brands, Inc., Class A	500	96,865

Diversified Banks (0.45%)
Bank of America Corp.	7,000	169,820

Drug Retail (1.20%)
CVS Health Corp.	4,200	337,932

	Shares or Principal Amount	Value
Drug Retail (continued)
Walgreens Boots Alliance, Inc.	1,500	$117,465

		455,397

Electric Utilities (0.37%)
NextEra Energy, Inc.	1,000	140,130

Electronic Manufacturing Services (1.89%)
Fabrinet(e)	6,200	264,492
IPG Photonics Corp.(e)	1,593	231,144
TE Connectivity, Ltd.	2,800	220,304

		715,940

Footwear (1.09%)
NIKE, Inc., Class B	7,000	413,000

Gold (0.30%)
Cia de Minas Buenaventura SAA, ADR	10,000	115,000

Health Care Equipment (0.83%)
Boston Scientific Corp.(e)	4,500	124,740
Edwards Lifesciences Corp.(e)	500	59,120
Zimmer Biomet Holdings, Inc.	1,000	128,400

		312,260

Health Care Facilities (0.58%)
HCA Healthcare, Inc.(e)	2,500	218,000

Home Entertainment Software (0.25%)
Activision Blizzard, Inc.	700	40,299
Electronic Arts, Inc.(e)	500	52,860

		93,159

Home Improvement Retail (0.45%)
Lowe’s Cos., Inc.	2,200	170,566

Hotels, Resorts & Cruise Lines (0.67%)
Royal Caribbean Cruises, Ltd.	500	54,615
Wyndham Worldwide Corp.	2,000	200,820

		255,435

Household Appliances (0.25%)
Whirlpool Corp.	500	95,810

Housewares & Specialties (0.78%)
Newell Brands, Inc.	5,500	294,910

Industrial Machinery (0.25%)
Snap-on, Inc.	600	94,800

Internet Software & Services (2.32%)
Alphabet, Inc., Class C(e)	401	364,401
Facebook, Inc., Class A(e)	2,300	347,254
LogMeIn, Inc.	1,600	167,200

		878,855

	Shares or Principal Amount	Value
Investment Banking & Brokerage (0.70%)
Goldman Sachs Group, Inc.	1,200	$266,280

IT Consulting & Other Services (0.35%)
Cognizant Technology Solutions Corp., Class A	2,000	132,800

Leisure Products (0.83%)
Brunswick Corp.	5,000	313,650

Life & Health Insurance (0.45%)
Lincoln National Corp.	2,500	168,950

Life Sciences Tools & Services (0.55%)
Thermo Fisher Scientific, Inc.	1,200	209,364

Managed Health Care (0.62%)
Aetna, Inc.	1,000	151,830
Cigna Corp.	500	83,695

		235,525

Movies & Entertainment (1.58%)
Time Warner, Inc.	1,500	150,615
Twenty-First Century Fox, Inc., Class A	9,000	255,060
Walt Disney Co.	1,800	191,250

		596,925

Multi-line Insurance (0.58%)
American International Group, Inc.	3,500	218,820

Multi-Sector Holdings (1.08%)
Berkshire Hathaway, Inc., Class B(e)	2,400	406,488

Multi-Utilities (0.99%)
CMS Energy Corp.	3,200	148,000
Sempra Energy	2,000	225,500

		373,500

Oil & Gas Equipment & Services (0.96%)
Schlumberger, Ltd.	2,800	184,352
U.S. Silica Holdings, Inc.	5,000	177,450

		361,802

Oil & Gas Exploration & Production (1.84%)
Cimarex Energy Co.	2,300	216,223
Diamondback Energy, Inc.(e)	2,500	222,025
Range Resources Corp.	2,500	57,925
SRC Energy, Inc.(e)	30,000	201,900

		698,073

Oil & Gas Refining & Marketing (0.69%)
Marathon Petroleum Corp.	5,000	261,650

	Shares or Principal Amount	Value
Packaged Foods & Meats (0.75%)
Tyson Foods, Inc., Class A	4,500	$281,835

Paper Packaging (0.73%)
Graphic Packaging Holding Co.	20,000	275,600

Pharmaceuticals (3.20%)
Allergan PLC	2,100	510,489
Eli Lilly & Co.	1,200	98,760
Jazz Pharmaceuticals PLC(e)	2,000	311,000
Mallinckrodt PLC(e)	1,500	67,215
Pfizer, Inc.	2,800	94,052
Roche Holding AG, Sponsored ADR	4,000	127,200

		1,208,716

Property & Casualty Insurance (0.58%)
XL Group, Ltd.	5,000	219,000

Real Estate Services (0.29%)
CBRE Group, Inc., Class A(e)	3,000	109,200

Regional Banks (1.67%)
KeyCorp	9,000	168,660
Signature Bank(e)	2,600	373,178
SVB Financial Group(e)	500	87,895

		629,733

Restaurants (0.12%)
McDonald’s Corp.	300	45,948

Semiconductors (1.48%)
Broadcom, Ltd.	2,000	466,100
Skyworks Solutions, Inc.	1,000	95,950

		562,050

Soft Drinks (0.20%)
Monster Beverage Corp.(e)	1,500	74,520

Technology Hardware, Storage & Peripherals (0.84%)
Apple, Inc.	1,700	244,834
Xerox Corp.	2,500	71,825

		316,659

Tires & Rubber (0.55%)
Goodyear Tire & Rubber Co.	6,000	209,760

Trading Companies & Distributors (0.24%)
Air Lease Corp.	2,401	89,701

Wireless Telecommunication Services (0.29%)
T-Mobile U.S., Inc.(e)	1,800	109,116

Total Common Stocks
(Cost $15,360,201)		17,477,232

	Shares or Principal Amount	Value
Preferred Stocks (2.86%)
Diversified Banks (1.19%)
JPMorgan Chase & Co., Series P	863	$22,343
JPMorgan Chase & Co., Series Y	1,114	30,022
Wells Fargo & Co., Series J	10,292	266,666
Wells Fargo & Co., Series V	4,952	130,881

		449,912

Diversified REITs (0.72%)
Gramercy Property Trust, Series A(c)	10,081	272,187

Property & Casualty Insurance (0.47%)
Argo Group U.S., Inc.	6,984	176,765

Reinsurance (0.48%)
Maiden Holdings North America, Ltd.	6,794	182,691

Total Preferred Stocks
(Cost $1,079,036)		1,081,555

Closed-End Mutual Funds (8.17%)
Alpine Total Dynamic Dividend Fund	8,360	72,648
Asia Pacific Fund, Inc.	7,201	93,037
BlackRock Defined Opportunity Credit Trust	30,247	300,353
BlackRock Enhanced Government Fund, Inc.	5,131	68,294
Cushing Renaissance Fund	6,733	117,760
Deutsche Global High Income Fund, Inc.	26,302	229,090
Deutsche Multi-Market Income Trust	45,019	396,167
Eaton Vance High Income 2021 Target Term Trust	16,541	167,230
JPMorgan China Region Fund, Inc.	5,351	107,395
Korea Equity Fund, Inc.	4,921	34,644
Madison Covered Call & Equity Strategy Fund	41,590	325,650
Madison Strategic Sector Premium Fund	8,779	105,699
MFS Investment Grade Municipal Trust(b)	10,543	106,906
Morgan Stanley Income Securities, Inc.	25,511	464,810
Nuveen High Income December 2019 Target Term Fund	2,366	24,133
Pacholder High Yield Fund, Inc.	48,869	388,997

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Swiss Helvetia Fund, Inc.	6,604	$83,871

Total Closed-End Mutual Funds
(Cost $3,130,702)		3,086,684

Exchange Traded Funds (0.98%)
iShares Currency Hedged MSCI Eurozone ETF(b)	6,500	190,515
iShares Europe ETF	4,100	181,712

Total Exchange Traded Funds
(Cost $354,043)		372,227

Underlying Security/Expiration Date/ Exercise Price	Contracts	Value
Put Options Purchased (0.21%)
S&P 500 Index
09/15/17, 2,000	30	9,450
09/15/17, 2,200	30	26,250
10/20/17, 2,300	15	42,000

		77,700

Total Put Options Purchased
(Cost $166,477)		77,700

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.83%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01%	315,472	315,472

Total Collateral for Securities on Loan
(Cost $315,472)		315,472

Short-Term Investments (5.47%)
Time Deposits (5.47%)
State Street Euro Dollar Time Deposit (USD), 0.09%, 07/03/17	2,068,052	2,068,052

Total Short-Term Investments
(Cost $2,068,052)		2,068,052

Value
Total Investments (103.50%)
(Cost $37,157,550)	$39,123,538
Liabilities Less Other Assets (-3.50%)	(1,323,086)

Net Assets (100.00%)	$37,800,452

The accompanying notes are an integral part of the schedule of investments.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, these securities had a total aggregate market value of $2,374,740, representing 6.28% of net assets.
(b)	All or a portion of the security was on loan as of June 30, 2017.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2017 was $400,937, which represent 1.06% of the Fund’s net assets.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2017.
(e)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Sector Composition (June 30, 2017) (Unaudited)
Information Technology	9.64%
Financial	9.32%
Consumer Discretionary	7.99%
Health Care	7.15%
Industrials	4.67%
Energy	3.49%
Consumer Staples	2.52%
Materials	1.66%
Utilities	1.36%
Real Estate	1.01%
Telecommunication Services	0.29%

49.10%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2017) (Unaudited)
Pharmaceuticals	3.20%
Internet Software & Services	2.32%
Aerospace & Defense	2.16%
Data Processing & Outsourced Services	2.10%

Electronic Manufacturing Services	1.89%
Oil & Gas Exploration & Production	1.84%
Regional Banks	1.67%
Diversified Banks	1.64%
Movies & Entertainment	1.58%
Semiconductors	1.48%
Consumer Finance	1.38%
Biotechnology	1.37%
Building Products	1.29%
Drug Retail	1.20%
Footwear	1.09%
Multi-Sector Holdings	1.08%
Other Industries (each less than 1%)	21.81%

49.10%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Credit Diversification (June 30, 2017) (Unaudited)
A3	1.39%
Aa2	1.21%
Aaa	13.04%
B1	1.38%
B2	0.27%
B3	1.36%
Ba1	2.22%
Ba2	1.39%
Ba3	1.66%
Baa1	2.37%
Baa2	4.15%
Baa3	7.41%
BBB-*	0.55%
Caa1	0.34%

Total:	38.74%

*	Reflects S&P Rating for securities where Moody’s rating is unavailable

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Bond Fund, Equity Income Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2017, the ICON Fund and Long/Short Fund have significant weighting in the Financial sector, the Opportunities Fund has a significant weighting in the Information Technology sector and the Consumer Discretionary sector, the Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry and the Integrated Oil & Gas industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry and the Emerging Markets Fund has a significant weighting in South Korea.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 - significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2017:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,073,755	$—	$—	$23,073,755
Collateral for Securities on Loan	—	721,250	—	721,250
Short-Term Investments	—	4,954,025	—	4,954,025

Total	$23,073,755	$5,675,275	$—	$28,749,030

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,619,207	$—	$—	$28,619,207
Collateral for Securities on Loan	—	1,641,504	—	1,641,504
Short-Term Investments	—	2,534,618	—	2,534,618

Total	$28,619,207	$4,176,122	$—	$32,795,329

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$253,459,750	$—	$—	$253,459,750
Collateral for Securities on Loan	—	26,383,725	—	26,383,725
Short-Term Investments	—	1,099,688	—	1,099,688

Total	$253,459,750	$27,483,413	$—	$280,943,163

ICON Financial Fund

Investments in Securities at Value*	Level 1 -Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,002,539	$—	$—	$41,002,539
Short-Term Investments	—	1,323,884	—	1,323,884

Total	$41,002,539	$1,323,884	$—	$42,326,423

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$90,071,673	$—	$—	$90,071,673
Collateral for Securities on Loan	—	191,736	—	191,736

Total	$90,071,673	$191,736	$—	$90,263,409

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,185,934	$—	$—	$19,185,934
Short-Term Investments	—	102,259	—	102,259

Total	$19,185,934	$102,259	$—	$19,288,193

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,287,730	$—	$—	$64,287,730
Collateral for Securities on Loan	—	1,300,018	—	1,300,018
Short-Term Investments	—	2,144,061	—	2,144,061

Total	$64,287,730	$3,444,079	$—	$67,731,809

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$3,447,220	$697,169	$—	$4,144,389
Construction Materials	3,642,720	1,496,100	—	5,138,820
Gold	6,579,870	2,016,787	—	8,596,657
Integrated Oil & Gas	1,595,700	808,105	—	2,403,805
Oil & Gas Exploration & Production	11,102,453	1,054,725	—	12,157,178
Other	36,689,429	—	—	36,689,429
Collateral for Securities on Loan	—	1,538,869	—	1,538,869
Short-Term Investments	—	791,530	—	791,530

Total	$63,057,392	$8,403,285	$—	$71,460,677

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,599,803	$—	$—	$48,599,803
Collateral for Securities on Loan	—	2,651,550	—	2,651,550
Short-Term Investments	—	167,726	—	167,726

Total	$48,599,803	$2,819,276	$—	$51,419,079

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$455,991	$304,304	$—	$760,295
Diversified Banks	743,621	6,476,044	—	7,219,665
Gold	517,500	1,247,318	—	1,764,818
Integrated Oil & Gas	731,914	1,076,022	—	1,807,936
Integrated Telecommunication Services	1,064,960	695,823	—	1,760,783
Internet Software & Services	338,160	306,552	—	644,712
Oil & Gas Exploration & Production	861,071	474,008	—	1,335,079
Regional Banks	1,937,247	1,895,311	—	3,832,558
Semiconductors	1,313,400	1,045,329	—	2,358,729
Wireless Telecommunication Services	1,123,774	1,961,957	—	3,085,731
Other	4,454,980	27,448,293	—	31,903,273
Short-Term Investments	—	4,149,427	—	4,149,427

Total	$13,542,618	$47,080,388	$—	$60,623,006

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$642,038	$572,760	$—	$1,214,798
Commodity Chemicals	221,382	544,785	—	766,167
Diversified Banks	822,206	1,450,503	—	2,272,709
Electric Utilities	223,057	2,683,838	—	2,906,895
Gold	1,041,457	1,002,592	—	2,044,049
Integrated Oil & Gas	496,226	403,116	—	899,342
Integrated Telecommunication Services	232,960	655,052	—	888,012
Oil & Gas Equipment & Services	815,611	390,674	—	1,206,285
Oil & Gas Exploration & Production	1,341,389	878,283	—	2,219,672
Regional Banks	749,450	391,768	—	1,141,218
Wireless Telecommunication Services	371,643	742,437	—	1,114,080
Other	4,673,185	22,218,205	—	26,891,390
Collateral for Securities on Loan	—	663,808	—	663,808
Short-Term Investments	—	4,294,667	—	4,294,667

Total	$11,630,604	$36,892,488	$—	$48,523,092

ICON Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$53,098,438	$—	$53,098,438
Convertible Corporate Bonds	—	3,843,750	—	3,843,750
U.S. Treasury Obligations	—	6,984,376	—	6,984,376
Preferred Stocks	6,285,853	—	—	6,285,853
Closed-End Mutual Funds	7,350,262	—	—	7,350,262
Collateral for Securities on Loan	—	1,592,638	—	1,592,638
Short-Term Investments	—	709,746	—	709,746

Total	$13,636,115	$66,228,948	$—	$79,865,063

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,504,238	$—	$4,504,238
Convertible Corporate Bonds	—	358,750	—	358,750
Common Stocks	69,630,323	—	—	69,630,323
Preferred Stocks	1,168,974	—	—	1,168,974
Convertible Preferred Stocks	524,444	—	—	524,444
Closed-End Mutual Funds	6,823,357	—	—	6,823,357
Put Options Purchased	130,600	—	—	130,600
Collateral for Securities on Loan	—	3,397,887	—	3,397,887
Short-Term Investments	—	1,366,797	—	1,366,797

Total	$78,277,698	$9,627,672	$—	$87,905,370

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$48,863,499	$—	$—	$48,863,499
Short-Term Investments	—	660,243	—	660,243

Total	$48,863,499	$660,243	$—	$49,523,742

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,240,259	$—	$—	$20,240,259
Collateral for Securities on Loan	—	430,350	—	430,350
Short-Term Investments	—	1,925,757	—	1,925,757

Total	$20,240,259	$2,356,107	$—	$22,596,366

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$18,083,741	$—	$—	$18,083,741
Collateral for Securities on Loan	—	717,450	—	717,450
Short-Term Investments	—	8,690	—	8,690

Total	$18,083,741	$726,140	$—	$18,809,881

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$9,201,021	$—	$9,201,021
Convertible Corporate Bonds	—	512,500	—	512,500
U.S. Treasury Obligations	—	4,931,095	—	4,931,095
Common Stocks	17,477,232	—	—	17,477,232
Preferred Stocks	1,081,555	—	—	1,081,555
Closed-End Mutual Funds	3,086,684	—	—	3,086,684
Exchange Traded Funds	372,227	—	—	372,227
Put Options Purchased	77,700	—	—	77,700
Collateral for Securities on Loan	—	315,472	—	315,472
Short-Term Investments	—	2,068,052	—	2,068,052

Total	$22,095,398	$17,028,140	$—	$39,123,538

*	Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at June 30, 2017.

For the International Equity Fund and Emerging Markets Fund, common stocks valued at $85,960 and $220,540, respectively, were transferred from Level 2 to Level 1 during the period ended June 30, 2017. At September 30, 2016, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at June 30, 2017, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2017 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2017 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2017, the Energy Fund, Financial Fund and Equity Income Fund engaged in purchased put options transactions and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options were collateralized by cash and/or securities held in a segregated account at the Fund’s custodian during the period. The securities pledged as collateral, if any, are included on the Schedule of Investments if they were held at period end. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended June 30, 2017, were as follows:

	ICON Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during the period	(30)	(37,313)
Options closed during the period	30	37,313

Options outstanding, end of period	—	$—

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended June 30, 2017, the Long/Short Fund did not engage in short selling. As of and for the period ended June 30, 2017, the Utilities Fund inadvertently engaged in short selling due to an exercised put option.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

Effective October 14, 2016, the Funds have elected to invest the cash collateral in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedule of Investments. Prior to October 14, 2016, the Funds used the State Street Navigator Prime Portfolio. The Funds bear the risk of loss with respect to the investment of collateral.

The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017. It may also include collateral received from the pre-funding of security loans.

For the period ended June 30, 2017, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$720,288	$721,250
ICON Consumer Staples Fund	1,617,994	1,641,504
ICON Energy Fund	25,194,867	26,383,725
ICON Healthcare Fund	184,915	191,736
ICON Information Technology Fund	1,253,125	1,300,018
ICON Natural Resources Fund	1,468,324	1,538,869
ICON Utilities Fund	2,587,047	2,651,550
ICON International Equity Fund	733,756	663,808
ICON Bond Fund	1,545,763	1,592,638
ICON Equity Income Fund	3,299,149	3,397,887
ICON Long/Short Fund	412,230	430,350
ICON Opportunities Fund	691,770	717,450
ICON Risk-Managed Balanced Fund	305,652	315,472

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets or shareholder accounts, of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The Line of Credit agreement/arrangement expires on March 20, 2018.

As of June 30, 2017, the Healthcare Fund had outstanding borrowings in the amount of $24,668.

4. Tax Basis of Investments

As of June 30, 2017, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,686,984	$(1,096,511)	$590,473	$28,158,557
ICON Consumer Staples Fund	1,136,523	(1,225,083)	(88,560)	32,883,889
ICON Energy Fund	12,939,619	(31,234,766)	(18,295,147)	299,238,310
ICON Financial Fund	5,995,740	(165,063)	5,830,677	36,495,746
ICON Healthcare Fund	6,145,887	(1,804,877)	4,341,010	85,922,399
ICON Industrials Fund	2,181,342	(489,299)	1,692,043	17,596,150
ICON Information Technology Fund	10,544,321	(746,877)	9,797,444	57,934,365
ICON Natural Resources Fund	7,248,517	(3,331,556)	3,916,961	67,543,716
ICON Utilities Fund	2,733,929	(1,198,659)	1,535,270	49,883,809
ICON Emerging Markets Fund	2,881,756	(1,846,479)	1,035,278	59,587,728
ICON International Equity Fund	1,722,189	(2,279,237)	(557,048)	49,080,140
ICON Bond Fund	784,570	(961,950)	(177,380)	80,042,443
ICON Equity Income Fund	5,222,559	(2,067,651)	3,154,908	84,750,462
ICON Fund	11,703,337	(165,594)	11,537,743	37,985,999
ICON Long/Short Fund	4,685,521	(105,518)	4,580,003	18,016,363
ICON Opportunities Fund	4,363,527	(234,892)	4,128,635	14,681,246
ICON Risk-Managed Balanced Fund	2,782,934	(817,942)	1,964,992	37,158,546

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 24, 2017

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date August 24, 2017

*	Print the name and title of each signing officer under his or her signature.